UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	1/31/2014

Item 1. Schedule of Investments

Large Capitalization Growth Portfolio

Schedule of Investments

as of January 31, 2014 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Aerospace & Defense — 1.8%
3,340	B/E Aerospace, Inc.*	$ 265,430
17,010	Honeywell International, Inc.	1,551,822
12,136	Precision Castparts Corp.	3,091,646

		4,908,898

Air Freight & Logistics — 0.3%
17,934	Expeditors International of Washington, Inc.	732,783

Beverages — 0.7%
7,350	Constellation Brands, Inc. (Class A Stock)*	563,525
24,837	Diageo PLC (United Kingdom)	736,571
5,218	Pernod-Ricard SA (France)	560,369

		1,860,465

Biotechnology — 4.8%
12,020	Alexion Pharmaceuticals, Inc.*	1,907,935
8,319	Biogen Idec, Inc.*	2,600,852
10,469	Celgene Corp.*	1,590,555
78,216	Gilead Sciences, Inc.*	6,308,120
2,679	Regeneron Pharmaceuticals, Inc.*	773,133

		13,180,595

Capital Markets — 2.9%
7,168	Affiliated Managers Group, Inc.*	1,428,152
2,925	BlackRock, Inc.	878,875
193,218	Charles Schwab Corp. (The)	4,795,671
30,130	Morgan Stanley	889,136

		7,991,834

Chemicals — 2.9%
8,130	Airgas, Inc.	839,341
38,676	Ecolab, Inc.	3,888,485
20,663	Monsanto Co.	2,201,643
5,084	Sherwin-Williams Co. (The)	931,694

		7,861,163

Commercial Services & Supplies — 1.5%
34,442	Stericycle, Inc.*	4,031,781

Communications Equipment — 2.8%
101,876	QUALCOMM, Inc.	7,561,237

Computers & Peripherals — 4.4%
13,021	Apple, Inc.	6,518,312
94,146	EMC Corp.	2,282,099
73,158	NetApp, Inc.	3,097,510

		11,897,921

Construction & Engineering — 1.7%
62,305	Fluor Corp.	4,732,688

Consumer Finance — 0.6%
19,030	American Express Co.	1,617,931

Distributors — 0.1%
12,760	LKQ Corp.*	345,413

Diversified Financial Services — 0.8%
10,168	IntercontinentalExchange Group, Inc.	2,122,977

Electrical Equipment — 2.4%
26,800	AMETEK, Inc.	1,324,456
37,909	Roper Industries, Inc.	5,202,631

		6,527,087

Electronic Equipment, Instruments & Components — 2.3%
45,769	Amphenol Corp. (Class A Stock)	3,976,411
73,661	National Instruments Corp.	2,136,169

		6,112,580

Energy Equipment & Services — 5.1%
14,070	Cameron International Corp.*	843,778
22,229	Core Laboratories NV	3,977,212
81,504	FMC Technologies, Inc.*	4,029,558
56,616	Schlumberger Ltd.	4,957,863

		13,808,411

Food & Staples Retailing — 3.6%
39,960	Costco Wholesale Corp.	4,489,906
15,060	CVS Caremark Corp.	1,019,863
83,738	Whole Foods Market, Inc.	4,376,148

		9,885,917

Food Products — 2.5%
7,448	Danone (France)	491,706
64,638	Mead Johnson Nutrition Co.	4,970,016
36,730	Mondelez International, Inc. (Class A Stock)	1,202,907

		6,664,629

Health Care Equipment & Supplies — 2.5%
2,198	Cooper Cos., Inc. (The)	273,167
20,474	Covidien PLC	1,397,146
12,312	Intuitive Surgical, Inc.*	5,018,125

		6,688,438

Health Care Providers & Services — 4.5%
10,330	Catamaran Corp.*	502,244
56,632	DaVita HealthCare Partners, Inc.*	3,677,116
108,932	Express Scripts Holding Co*	8,136,131

		12,315,491

Health Care Technology — 0.4%
18,732	Cerner Corp.*(a)	1,065,664

Hotels, Restaurants & Leisure — 4.0%
22,260	Las Vegas Sands Corp.	1,703,335
11,650	Marriott International, Inc. (Class A Stock)	574,345
78,264	Starbucks Corp.	5,566,136
10,659	Wynn Resorts Ltd.(a)	2,317,480
12,631	Yum! Brands, Inc.	848,171

		11,009,467

Household Products — 0.3%
12,536	Colgate-Palmolive Co.	767,579

Industrial Conglomerates — 2.8%
101,611	Danaher Corp.	7,558,842

Insurance — 0.2%
11,810	MetLife, Inc.	579,281

Internet & Catalog Retail — 1.7%
5,861	Amazon.com, Inc.*	2,102,282
2,287	priceline.com, Inc.*	2,618,364

		4,720,646

Internet Software & Services — 7.4%
33,230	eBay, Inc.*	1,767,836
41,330	Facebook, Inc. (Class A Stock)*	2,586,018
12,231	Google, Inc. (Class A Stock)*	14,444,444
3,300	LinkedIn Corp. (Class A Stock)*	710,193
3,340	Twitter, Inc.*(a)	215,430

12,740	Yahoo!, Inc.*	458,895

		20,182,816

IT Services — 8.7%
41,176	Accenture PLC (Class A Stock)	3,289,139
47,518	Cognizant Technology Solutions Corp. (Class A Stock)*	4,605,445
8,600	FleetCor Technologies, Inc.*	914,352
136,890	Genpact Ltd.*	2,323,023
36,173	MasterCard, Inc. (Class A Stock)	2,737,573
4,640	Teradata Corp.*(a)	190,797
44,710	Visa, Inc. (Class A Stock)	9,631,875

		23,692,204

Leisure Equipment & Products — 0.1%
1,653	Polaris Industries, Inc.(a)	206,956

Life Sciences Tools & Services — 2.7%
35,337	Covance, Inc.*	3,341,467
5,820	Illumina, Inc.*(a)	884,640
27,217	Thermo Fisher Scientific, Inc.	3,133,765

		7,359,872

Machinery — 0.4%
5,800	Cummins, Inc.	736,484
6,989	Joy Global, Inc.(a)	368,949

		1,105,433

Media — 4.1%
3,100	AMC Networks, Inc. (Class A Stock)*	199,764
40,838	Comcast Corp. (Special Class A Stock)	2,137,869
21,410	Discovery Communications, Inc. (Class A Stock)*	1,708,090
6,720	Time Warner Cable, Inc.	895,574
18,600	Time Warner, Inc.	1,168,638
69,390	Twenty-First Century Fox, Inc.	2,207,990
11,730	Viacom, Inc. (Class B Stock)	963,033
25,510	Walt Disney Co. (The)	1,852,281

		11,133,239

Oil, Gas & Consumable Fuels — 1.5%
10,800	Anadarko Petroleum Corp.	871,452
3,690	Antero Resources Corp.*	216,751
21,420	Cabot Oil & Gas Corp.	856,371
12,760	Noble Energy, Inc.	795,331
8,093	Pioneer Natural Resources Co.	1,370,307

		4,110,212

Personal Products — 1.7%
67,629	Estee Lauder Cos., Inc. (The) (Class A Stock)	4,648,817

Pharmaceuticals — 2.4%
9,690	Actavis PLC*	1,831,216
35,880	Bristol-Myers Squibb Co.	1,792,924
7,265	Perrigo Co. PLC	1,130,870
10,530	Valeant Pharmaceuticals International, Inc.*	1,428,289
15,580	Zoetis, Inc.	473,009

		6,656,308

Professional Services — 0.3%
13,370	Verisk Analytics, Inc. (Class A Stock)*	853,808

Real Estate Investment Trusts (REITs) — 1.0%
33,962	American Tower Corp.	2,746,847

Road & Rail — 0.4%
4,755	Kansas City Southern	502,080
3,837	Union Pacific Corp.	668,559

		1,170,639

Semiconductors & Semiconductor Equipment — 0.6%
36,540	Altera Corp.	1,221,532
11,570	Linear Technology Corp.(a)	515,328

		1,736,860

Software — 4.4%
27,213	ANSYS, Inc.*	2,137,037
18,400	Autodesk, Inc.*	943,000
18,900	Citrix Systems, Inc.*	1,021,923
38,370	Oracle Corp.	1,415,853
11,110	PTC, Inc.*	396,405
91,038	salesforce.com, Inc.*(a)	5,510,530
12,930	TIBCO Software, Inc.*	275,280
4,380	VMware, Inc. (Class A Stock)*(a)	394,813

		12,094,841

Specialty Retail — 1.7%
1,338	Autozone, Inc.*(a)	662,390
4,550	PetSmart, Inc.	286,650
24,011	Ross Stores, Inc.	1,630,587
8,250	Tiffany & Co.	686,317
15,280	TJX Cos., Inc. (The)	876,461
7,686	Tractor Supply Co.	511,196

		4,653,601

Textiles, Apparel & Luxury Goods — 2.6%
24,426	Fossil Group, Inc.*	2,731,560
4,681	LVMH Moet Hennessy Louis Vuitton SA (France)	832,727
9,050	Michael Kors Holdings Ltd.*	723,366
11,720	NIKE, Inc. (Class B Stock)	853,802
4,197	PVH Corp.	507,291
25,026	VF Corp.	1,462,770

		7,111,516

Tobacco — 0.2%
7,980	Philip Morris International, Inc.	623,557

	TOTAL LONG-TERM INVESTMENTS (cost $189,140,954)	266,637,244

SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND
14,246,309	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $14,246,309; includes $7,890,614 of cash collateral for securities on loan)(b)(c)	14,246,309

	TOTAL INVESTMENTS — 103.0% (cost $203,387,263)(d)	280,883,553
	LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%	(8,222,721)

	NET ASSETS — 100%	$ 272,660,832

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,693,107; cash collateral of $7,890,614 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$205,856,799

Appreciation	76,719,053
Depreciation	(1,692,299)

Net Unrealized Appreciation	$75,026,754

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$4,908,898	$—	$—
Air Freight & Logistics	732,783	—	—
Beverages	563,525	1,296,940	—
Biotechnology	13,180,595	—	—
Capital Markets	7,991,834	—	—
Chemicals	7,861,163	—	—
Commercial Services & Supplies	4,031,781	—	—
Communications Equipment	7,561,237	—	—
Computers & Peripherals	11,897,921	—	—
Construction & Engineering	4,732,688	—	—
Consumer Finance	1,617,931	—	—
Distributors	345,413	—	—
Diversified Financial Services	2,122,977	—	—
Electrical Equipment	6,527,087	—	—
Electronic Equipment, Instruments & Components	6,112,580	—	—
Energy Equipment & Services	13,808,411	—	—
Food & Staples Retailing	9,885,917	—	—
Food Products	6,172,923	491,706	—
Health Care Equipment & Supplies	6,688,438	—	—
Health Care Providers & Services	12,315,491	—	—
Health Care Technology	1,065,664	—	—
Hotels, Restaurants & Leisure	11,009,467	—	—
Household Products	767,579	—	—
Industrial Conglomerates	7,558,842	—	—
Insurance	579,281	—	—
internet & Catalog Retail	4,720,646	—	—
Internet Software & Services	20,182,816	—	—
IT Services	23,692,204	—	—
Leisure Equipment & Products	206,956	—	—
Life Sciences Tools & Services	7,359,872	—	—
Machinery	1,105,433	—	—
Media	11,133,239	—	—
Oil, Gas & Consumable Fuels	4,110,212	—	—
Personal Products	4,648,817	—	—
Pharmaceuticals	6,656,308	—	—
Professional Services	853,808	—	—
Real Estate Investment Trusts (REITs)	2,746,847	—	—
Road & Rail	1,170,639	—	—
Semiconductors & Semiconductor Equipment	1,736,860	—	—
Software	12,094,841	—	—
Specially Retail	4,653,601	—	—
Textiles, Apparel & Luxury Goods	6,278,789	832,727	—
Tobacco	623,557	—	—
Affiliated Money Market Mutual Fund	14,246,309	—	—

Total	$278,262,180	$2,621,373	$—

Large Capitalization Value Portfolio

Schedule of Investments

as of January 31, 2014 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Aerospace & Defense — 3.8%
28,000	Boeing Co. (The)	$ 3,507,280
10,200	Embraer SA, ADR (Brazil)(a)	313,038
16,200	Lockheed Martin Corp.	2,444,742
33,600	Northrop Grumman Corp.	3,882,480

		10,147,540

Auto Components — 2.2%
41,800	Delphi Automotive PLC (United Kingdom)	2,545,202
39,100	Johnson Controls, Inc.	1,803,292
10,900	Lear Corp.	788,397
7,500	Magna International, Inc. (Canada)(a)	636,375

		5,773,266

Automobiles — 1.0%
172,900	Ford Motor Co.	2,586,584

Beverages — 1.0%
19,200	Molson Coors Brewing Co. (Class B Stock)	1,010,688
20,350	PepsiCo, Inc.(a)	1,635,326

		2,646,014

Biotechnology — 0.4%
9,300	Amgen, Inc.	1,106,235

Capital Markets — 2.3%
24,400	Bank of New York Mellon Corp. (The)	779,824
11,025	BlackRock, Inc.	3,312,682
5,000	Goldman Sachs Group, Inc. (The)	820,600
19,900	State Street Corp.	1,332,305

		6,245,411

Chemicals — 2.6%
40,545	E.I. du Pont de Nemours & Co.	2,473,650
5,700	PPG Industries, Inc.	1,039,452
28,165	Praxair, Inc.	3,512,739

		7,025,841

Commercial Banks — 4.3%
11,000	BB&T Corp.	411,510
58,285	CIT Group, Inc.	2,713,167
60,700	Fifth Third Bancorp	1,275,914
14,500	PNC Financial Services Group, Inc. (The)	1,158,260
127,343	Wells Fargo & Co.	5,773,731

		11,332,582

Communications Equipment — 1.0%
121,200	Cisco Systems, Inc.	2,655,492

Computers & Peripherals — 3.4%
8,420	Apple, Inc.	4,215,052
96,300	Hewlett-Packard Co.	2,792,700
38,867	Seagate Technology PLC	2,054,510

		9,062,262

Consumer Finance — 2.2%
53,200	Capital One Financial Corp.	3,756,452
92,500	SLM Corp.	2,105,300

		5,861,752

Diversified Financial Services — 7.7%
327,186	Bank of America Corp.	5,480,366
98,593	Citigroup, Inc.	4,676,266
50,670	CME Group, Inc.	3,788,089
118,700	JPMorgan Chase & Co.	6,571,232

		20,515,953

Diversified Telecommunication Services — 1.3%
52,500	AT&T, Inc.	1,749,300
57,385	CenturyLink, Inc.	1,656,131

		3,405,431

Electric Utilities — 2.7%
40,300	American Electric Power Co., Inc.	1,967,043
10,300	Edison International	496,048
68,400	Exelon Corp.	1,983,600
57,700	PPL Corp.	1,763,889
21,200	Southern Co. (The)	874,288

		7,084,868

Electronic Equipment, Instruments & Components — 1.2%
146,300	Corning, Inc.	2,517,823
10,825	TE Connectivity Ltd. (Switzerland)	611,721

		3,129,544

Energy Equipment & Services — 1.7%
17,500	Ensco PLC (Class A Stock)	881,475
48,015	National Oilwell Varco, Inc.	3,601,605

		4,483,080

Food & Staples Retailing — 4.0%
55,480	CVS Caremark Corp.	3,757,105
56,300	Kroger Co. (The)	2,032,430
33,900	Wal-Mart Stores, Inc.	2,531,652
38,308	Walgreen Co.	2,196,964

		10,518,151

Food Products — 1.0%
52,500	ConAgra Foods, Inc.	1,668,975
10,700	Kellogg Co.	620,386
12,600	Mondelez International, Inc. (Class A Stock)	412,650

		2,702,011

Health Care Equipment & Supplies — 2.1%
64,500	Abbott Laboratories	2,364,570
38,900	Medtronic, Inc.	2,200,184
9,800	Zimmer Holdings, Inc.	920,906

		5,485,660

Health Care Providers & Services — 4.1%
24,700	Cigna Corp.	2,131,857
8,900	Humana, Inc.	865,970
90,185	UnitedHealth Group, Inc.	6,518,572
16,400	WellPoint, Inc.	1,410,400

		10,926,799

Hotels, Restaurants & Leisure — 1.1%
168,795	International Game Technology	2,435,712
5,900	McDonald’s Corp.	555,603

		2,991,315

Independent Power Producers & Energy Traders — 0.5%
52,800	NRG Energy, Inc.	1,470,480

Industrial Conglomerates — 1.1%
116,000	General Electric Co.	2,915,080

Insurance — 7.1%
98,700	Allstate Corp. (The)	5,053,440
132,490	American International Group, Inc.	6,354,220
70,415	Marsh & McLennan Cos., Inc.	3,218,670
39,500	MetLife, Inc.	1,937,475

11,600	Travelers Cos., Inc. (The)	942,848
43,400	Unum Group	1,397,480

		18,904,133

IT Services — 0.5%
7,100	International Business Machines Corp.	1,254,428

Life Sciences Tools & Services — 1.6%
73,975	Agilent Technologies, Inc.	4,301,646

Machinery — 3.1%
14,700	Cummins, Inc.	1,866,606
58,185	Ingersoll-Rand PLC	3,420,696
21,300	PACCAR, Inc.(a)	1,192,800
7,600	Parker Hannifin Corp.	861,612
10,500	Stanley Black & Decker, Inc.	812,700

		8,154,414

Media — 2.4%
15,200	CBS Corp. (Class B Stock)	892,544
52,980	Comcast Corp. (Special Class A Stock)	2,773,503
48,700	Interpublic Group of Cos., Inc. (The)	794,784
30,600	Time Warner, Inc.	1,922,598

		6,383,429

Metals & Mining — 0.7%
55,300	Freeport-McMoRan Copper & Gold, Inc.(a)	1,792,273

Multi-Utilities — 0.9%
68,700	Public Service Enterprise Group, Inc.	2,290,458

Multiline Retail — 1.2%
21,700	Macy’s, Inc.	1,154,440
38,500	Target Corp.	2,180,640

		3,335,080

Office Electronics — 0.7%
174,900	Xerox Corp.	1,897,665

Oil, Gas & Consumable Fuels — 7.6%
38,800	Chesapeake Energy Corp.	1,044,108
22,800	Chevron Corp.	2,545,164
29,300	ConocoPhillips	1,903,035
36,265	HollyFrontier Corp.	1,679,069
79,800	Marathon Oil Corp.	2,616,642
44,800	Murphy Oil Corp.	2,536,128
61,700	Royal Dutch Shell PLC, ADR (Netherlands)(a)	4,263,470
65,400	Total SA, ADR (France)	3,738,918

		20,326,534

Paper & Forest Products — 1.7%
93,375	International Paper Co.	4,457,723

Pharmaceuticals — 7.2%
72,920	AbbVie, Inc.	3,589,852
48,600	AstraZeneca PLC, ADR (United Kingdom)(a)	3,086,100
25,200	Eli Lilly & Co.	1,361,052
43,900	Johnson & Johnson	3,883,833
48,400	Merck & Co., Inc.	2,563,748
11,700	Novartis AG, ADR (Switzerland)	925,119
69,600	Pfizer, Inc.	2,115,840
33,500	Sanofi, ADR (France)(a)	1,638,150

		19,163,694

Professional Services — 0.1%
5,300	Manpowergroup, Inc.	412,870

Road & Rail — 0.4%
11,300	Norfolk Southern Corp.	1,046,267

Semiconductors & Semiconductor Equipment — 1.9%
82,900	Intel Corp.	2,034,366
68,410	Texas Instruments, Inc.	2,900,584

		4,934,950

Software — 6.1%
32,000	CA, Inc.	1,026,560
38,590	Check Point Software Technologies Ltd. (Israel)*(a)	2,524,944
67,810	Electronic Arts, Inc.*(a)	1,790,184
225,585	Microsoft Corp.	8,538,392
62,500	Oracle Corp.	2,306,250

		16,186,330

Specialty Retail — 0.3%
61,600	Staples, Inc.(a)	810,656

Tobacco — 0.3%
25,500	Altria Group, Inc.	898,110

Wireless Telecommunication Services — 1.1%
79,200	Vodafone Group PLC, ADR (United Kingdom)	2,935,152

	TOTAL LONG-TERM INVESTMENTS (cost $194,357,123)	259,557,163

SHORT-TERM INVESTMENT — 9.4%
AFFILIATED MONEY MARKET MUTUAL FUND
24,975,757	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $24,975,757; includes $16,142,747 of cash collateral for securities on loan)(b)(w)	24,975,757

	TOTAL INVESTMENTS — 107.0% (cost $219,332,880)(p)	284,532,920
	LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%	(18,692,711)

	NET ASSETS — 100%	$ 265,840,209

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,536,988; cash collateral of $16,142,747 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$224,925,002

Appreciation	62,772,425
Depreciation	(3,164,507)

Net Unrealized Appreciation	$59,607,918

The book basis may differ from tax basis due to certain tax related adjustments.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$10,147,540	$—	$—
Auto Components	5,773,266	—	—
Automobiles	2,586,584	—	—
Beverages	2,646,014	—	—
Biotechnology	1,106,235	—	—
Capital Markets	6,245,411	—	—
Chemicals	7,025,841	—	—
Commercial Banks	11,332,582	—	—
Communications Equipment	2,655,492	—	—
Computers & Peripherals	9,062,262	—	—
Consumer Finance	5,861,752	—	—
Diversified Financial Services	20,515,953	—	—
Diversified Telecommunication Services	3,405,431	—	—
Electric Utilities	7,084,868	—	—
Electronic Equipment, Instruments & Components	3,129,544	—	—
Energy Equipment & Services	4,483,080	—	—
Food & Staples Retailing	10,518,151	—	—
Food Products	2,702,011	—	—
Health Care Equipment & Supplies	5,485,660	—	—
Health Care Providers & Services	10,926,799	—	—
Hotels, Restaurants & Leisure	2,991,315	—	—
Independent Power Producers & Energy Traders	1,470,480	—	—
Industrial Conglomerates	2,915,080	—	—
Insurance	18,904,133	—	—
IT Services	1,254,428	—	—
Life Sciences Tools & Services	4,301,646	—	—
Machinery	8,154,414	—	—
Media	6,383,429	—	—
Metals & Mining	1,792,273	—	—
Multi-Utilities	2,290,458	—	—
Multiline Retail	3,335,080	—	—
Office Electronics	1,897,665	—	—
Oil, Gas & Consumable Fuels	20,326,534	—	—
Paper & Forest Products	4,457,723	—	—
Pharmaceuticals	19,163,694	—	—
Professional Services	412,870	—	—
Road & Rail	1,046,267	—	—
Semiconductors & Semiconductor Equipment	4,934,950	—	—
Software	16,186,330	—	—
Specially Retail	810,656	—	—
Tobacco	898,110	—	—
Wireless Telecommunication Services	2,935,152	—	—
Affiliated Money Market Mutual Fund	24,975,757	—	—

Total	$284,532,920	$—	$—

Small Capitalization Growth Portfolio

Schedule of Investments

as of January 31, 2014 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS — 96.4%
Aerospace & Defense — 1.2%
5,656	Astronics Corp.*	$ 342,612
33,155	Hexcel Corp.*	1,381,901

		1,724,513

Airlines — 2.0%
12,092	American Airlines Group, Inc.*(a)	405,687
92,569	JetBlue Airways Corp.*(a)	810,904
32,537	Spirit Airlines, Inc.*	1,525,985

		2,742,576

Auto Components — 0.4%
9,410	Tenneco, Inc.*	534,864

Biotechnology — 11.2%
21,790	Acorda Therapeutics, Inc.*	639,537
12,782	Aegerion Pharmaceuticals, Inc.*(a)	766,664
14,496	Alnylam Pharmaceuticals, Inc.*	1,212,735
19,730	BIND Therapeutics, Inc.*(a)	249,585
5,310	Cara Therapeutics, Inc.*	68,552
120,102	Cell Therapeutics, Inc.*(a)	383,125
13,006	Cepheid, Inc.*(a)	687,497
9,502	Cubist Pharmaceuticals, Inc.*	694,501
10,040	Epizyme, Inc.*	305,216
62,160	Geron Corp.*	312,043
4,196	Insys Therapeutics, Inc.*(a)	246,851
2,302	Intercept Pharmaceuticals, Inc.*	692,626
14,790	Intrexon Corp.*(a)	496,500
24,782	Isis Pharmaceuticals, Inc.*(a)	1,265,369
12,319	LipoScience, Inc.*	52,602
8,000	MacroGenics, Inc.*(a)	318,480
35,888	NPS Pharmaceuticals, Inc.*	1,284,073
14,633	Ophthotech Corp.*(a)	452,013
13,309	Portola Pharmaceuticals, Inc.*(a)	354,951
19,366	Sarepta Therapeutics, Inc.*(a)	472,143
15,407	Seattle Genetics, Inc.*(a)	691,158
4,368	Synageva BioPharma Corp.*(a)	395,654
20,209	Theravance, Inc.*(a)	744,095
1,520	Ultragenyx Pharmaceutical, Inc.*	64,220
21,235	United Therapeutics Corp.*(a)	2,179,136
37,774	Verastem, Inc.*(a)	474,442

		15,503,768

Building Products — 2.7%
12,513	Apogee Enterprises, Inc.	422,939
38,532	PGT, Inc.*	411,522
27,603	Trex Co., Inc.*	1,941,319
33,616	USG Corp.*(a)	1,028,650

		3,804,430

Capital Markets — 1.1%
11,310	Evercore Partners, Inc. (Class A Stock)	631,550
4,020	Financial Engines, Inc.	244,898
14,171	Stifel Financial Corp.*(a)	639,821

		1,516,269

Chemicals — 2.1%
40,824	Huntsman Corp.	894,862
22,260	PolyOne Corp.	791,566

18,747	Quaker Chemical Corp.	1,295,605

		2,982,033

Commercial Banks — 3.4%
19,083	Bank of the Ozarks, Inc.	1,209,862
32,892	CoBiz Financial, Inc.	347,339
10,450	Customers Bancorp, Inc.*	211,926
4,330	First Internet Bancorp	92,489
19,960	First NBC Bank Holding Co.*	650,696
17,062	Pacific Premier Bancorp, Inc.*	270,774
5,660	PacWest Bancorp	227,023
9,572	SVB Financial Group*	1,074,266
10,945	UMB Financial Corp.	648,929

		4,733,304

Commercial Services & Supplies — 0.6%
20,980	Waste Connections, Inc.	857,662

Communications Equipment — 2.5%
14,480	Applied Optoelectronics, Inc.*	197,362
57,976	Aruba Networks, Inc.*(a)	1,142,707
29,990	CalAmp Corp.*	884,105
10,510	Ciena Corp.*(a)	245,198
38,745	Ixia*	495,549
8,375	Palo Alto Networks, Inc.*	497,894

		3,462,815

Computers & Peripherals — 0.1%
8,990	Transact Technologies, Inc.	106,801

Construction & Engineering — 0.9%
19,989	Northwest Pipe Co.*	701,214
16,310	Primoris Services Corp.	518,169

		1,219,383

Construction Materials — 1.0%
18,744	Texas Industries, Inc.*(a)	1,409,924

Diversified Consumer Services — 0.3%
6,790	Grand Canyon Education, Inc.*	297,538
2,043	Sotheby’s	97,900

		395,438

Diversified Telecommunication Services — 0.6%
69,687	8x8, Inc.*	706,626
25,130	ORBCOMM, Inc.*	173,397

		880,023

Electrical Equipment — 0.9%
6,230	Acuity Brands, Inc.	791,459
14,840	Thermon Group Holdings, Inc.*	401,867

		1,193,326

Electronic Equipment, Instruments & Components — 3.2%
11,660	Coherent, Inc.*	779,354
7,180	Control4 Corp.*(a)	164,566
8,590	FARO Technologies, Inc.*	444,275
41,417	InvenSense, Inc.*(a)	815,501
23,821	IPG Photonics Corp.*(a)	1,592,910
10,830	Methode Electronics, Inc.	364,538
47,460	Neonode, Inc.*(a)	270,047
4,106	Uni-Pixel, Inc.*(a)	39,212

		4,470,403

Energy Equipment & Services — 0.9%
14,911	Geospace Technologies Corp.*(a)	1,185,723

Food & Staples Retailing — 1.6%
14,440	Fresh Market, Inc. (The)*	504,822
35,704	Natural Grocers by Vitamin Cottage, Inc.*(a)	1,355,681

4,465	United Natural Foods, Inc.*	301,700

		2,162,203

Food Products — 1.1%
5,575	Pinnacle Foods, Inc.	150,525
58,525	WhiteWave Foods Co. (Class A Stock)*	1,416,890

		1,567,415

Health Care Equipment & Supplies — 5.2%
9,665	Align Technology, Inc.*	574,294
34,715	ArthroCare Corp.*	1,575,367
8,910	Cooper Cos., Inc. (The)	1,107,335
3,581	Cyberonics, Inc.*	239,211
14,680	Cynosure, Inc. (Class A Stock)*	393,865
17,799	Endologix, Inc.*	284,784
8,070	LDR Holding Corp.*	213,209
10,737	Natus Medical, Inc.*	277,981
11,011	Sirona Dental Systems, Inc.*(a)	792,131
9,365	Spectranetics Corp. (The)*	243,677
3,100	Tandem Diabetes Care, Inc.*	80,135
40,289	Thoratec Corp.*	1,407,698

		7,189,687

Health Care Providers & Services — 4.9%
26,468	Acadia Healthcare Co., Inc.*(a)	1,350,927
21,116	Air Methods Corp.*(a)	1,085,996
24,562	Centene Corp.*	1,488,457
10,175	MWI Veterinary Supply, Inc.*	1,895,195
5,200	Surgical Care Affiliates, Inc.*	166,868
17,922	Team Health Holdings, Inc.*	773,514

		6,760,957

Health Care Technology — 1.4%
1,790	athenahealth, Inc.*	263,846
45,419	MedAssets, Inc.*	1,001,035
2,452	Medidata Solutions, Inc.*	154,721
18,412	Omnicell, Inc.*	475,398

		1,895,000

Hotels, Restaurants & Leisure — 4.2%
20,411	Bally Technologies, Inc.*	1,496,535
23,653	Chuy’s Holdings, Inc.*	854,346
16,646	Diversified Restaurant Holdings, Inc.*	84,562
12,058	Jack in the Box, Inc.*	609,773
30,472	Multimedia Games Holding Co., Inc.*	967,791
70,213	Orient-Express Hotels Ltd. (Class A Stock)*	994,216
8,426	Potbelly Corp.*	191,017
9,249	Red Robin Gourmet Burgers, Inc.*	595,913

		5,794,153

Household Durables — 1.1%
9,310	Meritage Homes Corp.*	452,187
10,769	Taylor Morrison Home Corp. (Class A Stock)*	227,764
25,505	Universal Electronics, Inc.*	911,549

		1,591,500

Insurance — 0.6%
20,581	AmTrust Financial Services, Inc.(a)	664,354
8,863	Health Insurance Innovations, Inc. (Class A Stock)*	104,495

		768,849

Internet & Catalog Retail — 0.8%
25,941	HomeAway, Inc.*(a)	1,059,949

Internet Software & Services — 4.9%
30,224	Angie’s List, Inc.*(a)	542,219
16,720	ChannelAdvisor Corp.*	725,146
35,410	Chegg, Inc.*(a)	236,185

36,621	Cornerstone OnDemand, Inc.*	2,089,228
15,476	Demandware, Inc.*	985,512
9,622	E2open, Inc.*(a)	230,447
29,580	Global Eagle Entertainment, Inc.*	473,576
28,082	Marin Software, Inc.*(a)	277,169
23,366	Saba Software, Inc.*	303,758
26,452	Trulia, Inc.*(a)	913,387

		6,776,627

IT Services — 0.7%
599	Blackhawk Network Holdings, Inc.*(a)	15,759
24,832	EPAM Systems, Inc.*	1,015,629

		1,031,388

Leisure Equipment & Products — 0.3%
29,599	Black Diamond, Inc.*(a)	315,229
8,850	Malibu Boats, Inc. (Class A Stock)*	157,088

		472,317

Life Sciences Tools & Services — 1.2%
27,060	Cambrex Corp.*	507,916
7,587	Furiex Pharmaceuticals, Inc.*	351,733
20,113	NanoString Technologies, Inc.*	365,654
8,303	PAREXEL International Corp.*	405,270

		1,630,573

Machinery — 3.8%
8,244	Chart Industries, Inc.*	704,367
14,893	Colfax Corp.*	897,303
26,668	Manitowoc Co., Inc. (The)	758,705
5,180	Middleby Corp. (The)*(a)	1,277,285
5,830	Proto Labs, Inc.*(a)	462,669
8,520	Trimas Corp.*	296,496
4,609	WABCO Holdings, Inc.*	397,388
11,531	Woodward, Inc.	494,103

		5,288,316

Media — 0.5%
12,228	Carmike Cinemas, Inc.*	331,501
36,441	Gray Television, Inc.*	414,699

		746,200

Metals & Mining — 1.0%
32,046	RTI International Metals, Inc.*	997,271
12,290	US Silica Holdings, Inc.	364,030

		1,361,301

Oil, Gas & Consumable Fuels — 3.6%
13,445	Diamondback Energy, Inc.*	698,871
26,949	Gulfport Energy Corp.*	1,642,542
131,504	Magnum Hunter Resources Corp.*(a)	1,098,058
30,152	Rex Energy Corp.*	568,064
31,980	Rice Energy, Inc.*	752,170
6,360	Sanchez Energy Corp.*(a)	174,836

		4,934,541

Pharmaceuticals — 0.9%
5,463	Akorn, Inc.*	124,010
30,900	Depomed, Inc.*	370,800
8,328	Salix Pharmaceuticals Ltd.*	810,648

		1,305,458

Real Estate Investment Trusts (REITs) — 0.8%
30,203	Geo Group, Inc. (The)	1,011,197
15,245	Two Harbors Investment Corp.	149,858

		1,161,055

Road & Rail — 1.3%
9,787	Landstar System, Inc.	562,165
29,005	Quality Distribution, Inc.*	398,819
30,812	Roadrunner Transportation Systems, Inc.*	808,815

		1,769,799

Semiconductors & Semiconductor Equipment — 3.4%
43,660	Cavium, Inc.*	1,622,842
11,925	EZchip Semiconductor Ltd. (Israel)*	290,851
23,822	Inphi Corp.*	273,477
5,811	Kulicke & Soffa Industries, Inc. (Singapore)*	67,640
13,310	Microsemi Corp.*	311,986
14,182	PDF Solutions, Inc.*	336,113
36,120	SunEdison, Inc.*	502,429
31,753	Teradyne, Inc.*(a)	597,274
20,062	Veeco Instruments, Inc.*	762,557

		4,765,169

Software — 9.0%
19,711	Aspen Technology, Inc.*	898,230
7,784	Concur Technologies, Inc.*(a)	944,510
29,834	Fortinet, Inc.*	632,481
12,385	Gigamon, Inc.*	377,247
17,940	Guidewire Software, Inc.*	846,947
33,679	Imperva, Inc.*	1,852,345
25,925	Infoblox, Inc.*(a)	909,449
19,909	NICE Systems Ltd., ADR (Israel)	785,410
32,970	Proofpoint, Inc.*(a)	1,334,626
12,782	PTC, Inc.*	456,062
43,304	QLIK Technologies, Inc.*	1,170,074
16,371	Qualys, Inc.*	474,432
25,880	Rally Software Development Corp.*	551,244
7,747	Ultimate Software Group, Inc. (The)*	1,264,543

		12,497,600

Specialty Retail — 5.3%
39,333	Christopher & Banks Corp.*	280,838
8,485	Five Below, Inc.*(a)	310,975
36,199	Genesco, Inc.*	2,541,894
5,535	Lithia Motors, Inc. (Class A Stock)	311,565
5,735	Lumber Liquidators Holdings, Inc.*(a)	510,358
5,533	Outerwall, Inc.*(a)	355,827
11,534	Penske Automotive Group, Inc.	494,924
2,729	Restoration Hardware Holdings, Inc.*	154,843
43,789	Tile Shop Holdings, Inc.*(a)	618,739
13,842	Tilly’s, Inc. (Class A Stock)*	160,706
5,908	TravelCenters of America LLC*	50,809
36,164	Vitamin Shoppe, Inc.*	1,620,870

		7,412,348

Textiles, Apparel & Luxury Goods — 1.6%
6,005	Deckers Outdoor Corp.*	468,090
24,590	Fifth & Pacific Cos., Inc.*	705,733
21,514	Steven Madden Ltd.*	701,141
16,807	Vince Holding Corp.*	392,612

		2,267,576

Thrifts & Mortgage Finance — 0.7%
28,724	Home Loan Servicing Solutions Ltd.	589,416
41,640	MGIC Investment Corp.*	353,524

		942,940

Trading Companies & Distributors — 0.8%
18,329	H&E Equipment Services, Inc.*	555,002
7,380	WESCO International, Inc.*(a)	612,245

		1,167,247

Transportation Infrastructure — 0.6%
36,202	Wesco Aircraft Holdings, Inc.*	809,115

	TOTAL COMMON STOCKS (cost $96,661,333)	133,852,538

WARRANTS(l)*
Oil, Gas & Consumable Fuels
8,265	Magnum Hunter Resources Corp., expiring 04/15/16 (cost $0)(a)	11,364

	TOTAL LONG-TERM INVESTMENTS (cost $96,661,333)	133,863,902

SHORT-TERM INVESTMENT — 33.8%
AFFILIATED MONEY MARKET MUTUAL FUND
47,029,940	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $47,029,940; includes $20,516,065 of cash collateral for securities on loan)(b)(w)	47,029,940

	TOTAL INVESTMENTS — 130.2% (cost $143,691,273)(p)	180,893,842
	LIABILITIES IN EXCESS OF OTHER ASSETS — (30.2)%	(41,994,402)

	NET ASSETS — 100%	$ 138,899,440

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,020,086; cash collateral of $20,516,065 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represent fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2014.
(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$144,114,738

Appreciation	38,426,612
Depreciation	(1,647,508)

Net Unrealized Appreciation	$36,779,104

The book basis may differ from tax basis due to certain tax related adjustments.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,724,513	$—	$—
Airlines	2,742,576	—	—
Auto Components	534,864	—	—
Biotechnology	15,503,768	—	—
Building Products	3,804,430	—	—
Capital Markets	1,516,269	—	—
Chemicals	2,982,033	—	—
Commercial Banks	4,733,304	—	—
Commercial Services & Supplies	857,662	—	—
Communications Equipment	3,462,815	—	—
Computers & Peripherals	106,801	—	—
Construction & Engineering	1,219,383	—	—
Construction Materials	1,409,924	—	—
Diversified Consumer Services	395,438	—	—
Diversified Telecommunication Services	880,023	—	—
Electrical Equipment	1,193,326	—	—
Electronic Equipment, Instruments & Components	4,470,403	—	—
Energy Equipment & Services	1,185,723	—	—
Food & Staples Retailing	2,162,203	—	—
Food Products	1,567,415	—	—
Health Care Equipment & Supplies	7,189,687	—	—
Health Care Providers & Services	6,760,957	—	—
Health Care Technology	1,895,000	—	—
Hotels, Restaurants & Leisure	5,794,153	—	—
Household Durables	1,591,500	—	—
Insurance	768,849	—	—
Internet & Catalog Retail	1,059,949	—	—
Internet Software & Services	6,776,627	—	—
IT Services	1,031,388	—	—
Leisure Equipment & Products	472,317	—	—
Life Sciences Tools & Services	1,630,573	—	—
Machinery	5,288,316	—	—
Media	746,200	—	—
Metals & Mining	1,361,301	—	—
Oil, Gas & Consumable Fuels	4,934,541	—	—
Pharmaceuticals	1,305,458	—	—
Real Estate Investment Trusts (REITs)	1,161,055	—	—
Road & Rail	1,769,799	—	—
Semiconductors & Semiconductor Equipment	4,765,169	—	—
Software	12,497,600	—	—
Specialty Retail	7,412,348	—	—
Textiles, Apparel & Luxury Goods	2,267,576	—	—
Thrifts & Mortgage Finance	942,940	—	—
Trading Companies & Distributors	1,167,247	—	—
Transportation Infrastructure	809,115	—	—
Warrants
Oil, Gas & Consumable Fuels	—	—	11,364
Affiliated Money Market Mutual Fund	47,029,940	—	—

Total	$180,882,478	$—	$11,364

Small Capitalization Value Portfolio

Schedule of Investments

as of January 31, 2014 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS — 97.0%
Aerospace & Defense — 3.4%
87,670	AAR Corp.	$ 2,336,406
39,120	Alliant Techsystems, Inc.	5,621,544
9,700	American Science & Engineering, Inc.	663,383
118,003	Curtiss-Wright Corp.	7,247,744
65,452	Elbit Systems Ltd. (Israel)	3,715,710
22,500	Engility Holdings, Inc.*	861,975
73,100	Esterline Technologies Corp.*	7,525,645
54,480	Exelis, Inc.	1,067,263
276,487	Hexcel Corp.*	11,523,978
108,897	Moog, Inc. (Class A Stock)*	6,540,354
31,500	Spirit Aerosystems Holdings, Inc. (Class A Stock)*	1,068,165
76,365	Teledyne Technologies, Inc.*	7,015,653
110,329	Triumph Group, Inc.(a)	7,548,710

		62,736,530

Air Freight & Logistics
13,500	Pacer International, Inc.*	118,935
4,400	Park-Ohio Holdings Corp.*	210,320

		329,255

Airlines — 0.5%
13,960	Alaska Air Group, Inc.	1,103,817
124,060	Hawaiian Holdings, Inc.*	1,260,450
225,440	JetBlue Airways Corp.*	1,974,854
251,640	Republic Airways Holdings, Inc.*	2,468,588
168,680	SkyWest, Inc.	2,194,527

		9,002,236

Auto Components — 0.2%
3,500	Cooper Tire & Rubber Co.	81,900
23,500	Dana Holding Corp.(a)	444,620
8,000	Remy International, Inc.	160,080
46,690	Shiloh Industries, Inc.*	704,085
53,000	Stoneridge, Inc.*	603,140
44,130	Tower International, Inc.*	981,010

		2,974,835

Biotechnology — 0.2%
1,100	Agios Pharmaceuticals, Inc.*(a)	29,095
9,900	Celldex Therapeutics, Inc.*	255,222
2,200	Foundation Medicine, Inc.*(a)	65,868
2,000	Karyopharm Therapeutics, Inc.*	69,820
1,800	MacroGenics, Inc.*(a)	71,658
122,200	PDL BioPharma, Inc.	1,112,020
8,800	Puma Biotechnology, Inc.*(a)	1,040,248
8,800	TESARO, Inc.*	277,288
9,880	United Therapeutics Corp.*	1,013,886

		3,935,105

Building Products — 0.4%
8,600	Gibraltar Industries, Inc.*	153,596
74,825	Lennox International, Inc.	6,476,852
3,100	Norcraft Cos., Inc.*	53,475

		6,683,923

Capital Markets — 3.8%
92,580	American Capital Ltd.*	1,445,174
269,836	Apollo Investment Corp.	2,277,416
615,055	Ares Capital Corp.	10,892,624
59,700	Arlington Asset Investment Corp. (Class A Stock)	1,567,125

209,990	BGC Partners, Inc. (Class A Stock)	1,350,236
104,000	BlackRock Kelso Capital Corp.	966,160
100,055	Cowen Group, Inc. (Class A Stock)*	408,224
125,100	Eaton Vance Corp.	4,762,557
57,294	Federated Investors, Inc. (Class B Stock)	1,540,636
4,478	Fidus Investment Corp.	93,008
181,520	Fifth Street Finance Corp.	1,708,103
5,400	Gladstone Capital Corp.	53,298
92,880	Hercules Technology Growth Capital, Inc.	1,473,077
19,100	Investment Technology Group, Inc.*	315,150
153,200	LPL Financial Holdings, Inc.	8,200,796
48,660	Main Street Capital Corp.	1,648,601
3,800	Manning & Napier, Inc.	63,650
20,615	MCG Capital Corp.	92,149
70,810	Medley Capital Corp.	976,470
68,310	New Mountain Finance Corp.	1,009,622
93,070	PennantPark Investment Corp.	1,053,552
17,100	Piper Jaffray Cos., Inc.*	671,688
281,842	Prospect Capital Corp.	3,063,623
201,875	Raymond James Financial, Inc.	10,277,456
51,780	Solar Capital Ltd.	1,145,891
124,999	Stifel Financial Corp.*(a)	5,643,705
267,870	TCP Capital Corp.	4,639,508
61,040	THL Credit, Inc.	965,653
94,920	TICC Capital Corp.	963,438

		69,268,590

Chemicals — 2.6%
21,700	American Pacific Corp.*	1,007,531
135,600	American Vanguard Corp.	3,151,344
15,900	Axiall Corp.	634,410
131,412	Cabot Corp.	6,395,822
22,654	Cytec Industries, Inc.	2,038,180
3,200	Fuller (H.B.) Co.	149,056
1,600	FutureFuel Corp.	26,176
5,000	GSE Holding, Inc.*	3,701
117,089	Innophos Holdings, Inc.	5,464,544
1,800	Innospec, Inc.	77,112
3,000	Koppers Holdings, Inc.	118,500
48,330	Kraton Performance Polymers, Inc.*	1,208,733
66,100	Methanex Corp. (Canada)	3,960,712
13,400	Minerals Technologies, Inc.	692,512
12,000	NewMarket Corp.	4,018,320
138,017	Olin Corp.(a)	3,548,417
15,200	Schulman, (A.), Inc.	516,344
78,900	Scotts Miracle-Gro Co. (The) (Class A Stock)	4,685,871
17,977	Sensient Technologies Corp.	879,435
120,200	Valspar Corp. (The)	8,447,656
11,400	Zep, Inc.	182,856

		47,207,232

Commercial Banks — 8.1%
1,990	1st Source Corp.	58,645
161,005	Associated Banc-Corp.(a)	2,651,752
2,400	BancFirst Corp.	129,672
48,420	Banco Latinoamericano de Comercio Exterior SA (Supranational Bank)	1,229,868
1,600	Bank of Kentucky Financial Corp.	57,488
103,822	BankUnited, Inc.	3,228,864
31,600	Banner Corp.	1,163,828
10,000	BBCN Bancorp, Inc.	150,500
2,800	BNC Bancorp	47,516
102,201	Boston Private Financial Holdings, Inc.	1,256,050
1,600	Camden National Corp.	56,560
170,225	Capital Bank Financial Corp. (Class A Stock)*	3,923,686
74,501	Cardinal Financial Corp.	1,270,242
87,710	Cathay General Bancorp	2,061,185
2,400	Center Bancorp, Inc.(a)	42,600
4,200	Chemical Financial Corp.	121,296

7,000	Citizens & Northern Corp.	137,060
8,000	City Holding Co.	356,960
11,400	CoBiz Financial, Inc.	120,384
4,543	Columbia Banking System, Inc.	118,618
4,600	Community Bank System, Inc.	163,760
7,400	Community Trust Bancorp, Inc.	299,848
6,500	Communityone Bancorp*	74,750
1,000	ConnectOne Bancorp, Inc.*	45,670
49,800	CVB Financial Corp.	743,016
71,084	Eagle Bancorp, Inc.*	2,363,543
7,972	East West Bancorp, Inc.	266,730
16,300	Enterprise Financial Services Corp.	303,506
15,608	Fidelity Southern Corp.	219,763
8,500	Financial Institutions, Inc.	177,480
21,500	First BanCorp* (Puerto Rico)	105,135
3,300	First BanCorp (United States)	56,859
1,000	First Bancorp, Inc.	16,990
20,600	First Busey Corp.	113,300
65,800	First Commonwealth Financial Corp.	540,218
12,400	First Community Bancshares, Inc.	200,756
12,500	First Financial Bancorp	207,250
2,600	First Financial Corp.	83,642
3,686	First Financial Holdings, Inc.	226,873
168,877	First Horizon National Corp.(a)	1,985,994
210,610	First Interstate Bancsystem, Inc.	5,404,253
58,630	First Merchants Corp.	1,236,507
293,001	First Midwest Bancorp, Inc.	4,679,226
81,004	First NBC Bank Holding Co.*	2,640,730
403,400	First Niagara Financial Group, Inc.	3,485,376
1,600	First of Long Island Corp. (The)	63,312
678,323	FirstMerit Corp.	13,803,873
8,300	Flushing Financial Corp.	170,482
410,275	Fulton Financial Corp.	5,066,896
1,600	German American Bancorp, Inc.	43,136
5,400	Great Southern Bancorp, Inc.	149,310
11,200	Hampton Roads Bankshares, Inc.*	17,472
214,843	Hancock Holding Co.	7,433,568
85,312	Hanmi Financial Corp.	1,840,180
2,300	Heartland Financial USA, Inc.	57,937
6,250	Horizon Bancorp	139,125
22,836	Iberiabank Corp.	1,503,522
7,800	Independent Bank Corp.	282,048
52,720	International Bancshares Corp.	1,234,175
55,578	Investors Bancorp, Inc.	1,410,014
4,400	Lakeland Financial Corp.	161,172
12,400	MainSource Financial Group, Inc.	202,244
1,600	Merchants Bancshares, Inc.	47,680
248,304	National Penn Bancshares, Inc.	2,577,396
18,302	NBT Bancorp, Inc.	439,980
121,840	OFG Bancorp(a)	1,776,427
274,900	Old National Bancorp	3,848,600
78,316	PacWest Bancorp(a)	3,141,255
29,100	Park Sterling Corp.	196,425
7,200	Peoples Bancorp, Inc.	162,360
36,100	Pinnacle Financial Partners, Inc.	1,178,304
40,020	Popular, Inc. (Puerto Rico)*	1,056,528
12,400	Preferred Bank*	266,972
111,420	PrivateBancorp, Inc.	3,185,498
125,375	Prosperity Bancshares, Inc.	7,843,460
4,151	Republic Bancorp, Inc. (Class A Stock)	95,847
2,600	S.Y. Bancorp, Inc.	76,934
9,000	Sierra Bancorp	142,650
2,800	Simmons First National Corp. (Class A Stock)	96,684
5,452	Southside Bancshares, Inc.	145,296
31,700	Southwest Bancorp, Inc.*	553,165
112,556	Susquehanna Bancshares, Inc.	1,218,981
297,850	Synovus Financial Corp.	997,797

4,800	Taylor Capital Group, Inc.*	107,184
167,277	TCF Financial Corp.	2,693,160
2,400	Tompkins Financial Corp.	112,560
275,592	Trustmark Corp.	6,548,066
18,900	UMB Financial Corp.	1,120,581
89,437	Umpqua Holdings Corp.(a)	1,570,514
150,949	Union First Market Bankshares Corp.	3,482,385
130,761	United Bankshares, Inc.(a)	3,908,446
80,180	United Community Banks, Inc.*	1,337,402
11,600	Virginia Commerce Bancorp, Inc.*	188,616
3,700	Washington Trust Bancorp, Inc.	121,878
436,044	Webster Financial Corp.	13,229,575
28,300	WesBanco, Inc.	808,248
12,700	West Bancorporation, Inc.	187,833
79,640	Western Alliance Bancorp*	1,785,529
189,000	Wilshire Bancorp, Inc.	1,882,440
39,960	Wintrust Financial Corp.	1,751,447
36,340	Zions Bancorp.	1,044,775

		148,331,293

Commercial Services & Supplies — 2.5%
43,900	ABM Industries, Inc.	1,170,374
43,100	ARC Document Solutions, Inc.*	326,698
172,540	Brink’s Co. (The)	5,459,166
110,600	Cenveo, Inc.*(a)	367,192
53,440	Clean Harbors, Inc.*(a)	2,996,915
6,200	Consolidated Graphics, Inc.*	402,008
11,000	Courier Corp.	173,690
256,884	Ennis, Inc.	3,717,111
41,902	G&K Services, Inc. (Class A Stock)	2,341,903
43,737	Interface, Inc.	916,290
379,946	KAR Auction Services, Inc.	10,570,098
57,000	Kimball International, Inc. (Class B Stock)	847,590
41,725	McGrath RentCorp	1,527,969
47,450	Pitney Bowes, Inc.	1,194,791
74,030	Quad/Graphics, Inc.	1,697,508
54,670	RR Donnelley & Sons Co.	1,009,755
30,500	Steelcase, Inc. (Class A Stock)	450,485
36,201	Team, Inc.*	1,532,388
96,392	Tetra Tech, Inc.*	2,844,528
45,300	UniFirst Corp.	4,792,740
14,900	United Stationers, Inc.	617,307
16,900	Viad Corp.	444,301

		45,400,807

Communications Equipment — 0.6%
66,430	Alliance Fiber Optic Products, Inc.	1,046,273
52,250	ARRIS Group, Inc.*	1,353,275
19,900	Aruba Networks, Inc.*(a)	392,229
18,700	Aviat Networks, Inc.*	35,530
2,700	Bel Fuse, Inc. (Class B Stock)	51,759
115,380	Brocade Communications Systems, Inc.*	1,077,649
21,150	CommScope Holding Co., Inc.*	379,220
21,334	Comtech Telecommunications Corp.	648,980
335,022	Emulex Corp.*	2,465,762
76,700	Extreme Networks, Inc.*	561,444
280,341	Ixia*	3,585,561
5,000	PC-Tel, Inc.	41,050

		11,638,732

Computers & Peripherals — 0.3%
25,900	Avid Technology, Inc.*	179,746
56,042	Diebold, Inc.	1,882,451
11,400	Electronics For Imaging, Inc.*	483,018
30,000	Fusion-io, Inc.*	330,000
30,570	Lexmark International, Inc. (Class A Stock)	1,198,038
4,400	QLogic Corp.*	50,908
77,720	Super Micro Computer, Inc.*	1,597,923

9,000	Violin Memory, Inc.*	34,020

		5,756,104

Construction & Engineering — 1.1%
56,688	EMCOR Group, Inc.	2,409,807
122,400	KBR, Inc.	3,831,120
215,350	MasTec, Inc.*(a)	7,739,679
101,907	Orion Marine Group, Inc.*	1,141,358
18,607	Tutor Perini Corp.*	420,518
82,320	URS Corp.	4,132,464

		19,674,946

Consumer Finance — 1.1%
212,057	Cash America International, Inc.(a)	7,788,854
7,540	Credit Acceptance Corp.*	1,049,417
12,657	DFC Global Corp.*	95,181
6,800	Ezcorp, Inc. (Class A Stock)*	74,664
78,775	First Cash Financial Services, Inc.*	3,871,003
62,000	Green Dot Corp. (Class A Stock)*(a)	1,396,240
9,200	JGWPT Holdings, Inc. (Class A Stock)*	156,400
45,280	Nelnet, Inc. (Class A Stock)	1,686,680
42,190	Regional Management Corp.*	1,401,974
22,240	World Acceptance Corp.*(a)	2,128,145

		19,648,558

Containers & Packaging — 2.1%
47,950	Berry Plastics Group, Inc.*	1,069,285
867,175	Graphic Packaging Holding Co.*	8,238,163
35,840	Greif, Inc. (Class A Stock)	1,814,579
31,211	Owens-Illinois, Inc.*	1,000,000
83,750	Packaging Corp of America	5,410,250
45,000	Rock-Tenn Co. (Class A Stock)	4,566,600
272,548	Silgan Holdings, Inc.	12,490,875
94,000	Sonoco Products Co.	3,889,720

		38,479,472

Distributors
4,200	Core-Mark Holding Co., Inc.	317,730

Diversified Consumer Services — 0.7%
32,490	Apollo Education Group, Inc.*	1,049,102
68,580	Bridgepoint Education, Inc.*	1,191,920
25,800	Corinthian Colleges, Inc.*(a)	37,926
1,700	Graham Holdings Co. (Class B Stock)	1,064,302
203,725	Hillenbrand, Inc.(a)	5,514,836
24,210	ITT Educational Services, Inc.*	711,774
48,600	K12, Inc.*	1,066,770
42,734	Matthews International Corp. (Class A Stock)	1,817,050
20,680	Sotheby’s	990,986

		13,444,666

Diversified Financial Services — 0.2%
87,110	Gain Capital Holdings, Inc.	774,408
48,160	Interactive Brokers Group, Inc. (Class A Stock)	1,020,992
109,780	PHH Corp.*(a)	2,664,360

		4,459,760

Diversified Telecommunication Services — 0.2%
10,100	Atlantic Tele-Network, Inc.	588,325
13,800	IDT Corp. (Class B Stock)	234,600
110,000	Inteliquent, Inc.	1,276,000
184,450	Iridium Communications, Inc.*	1,169,413
6,900	Straight Path Communications, Inc. (Class B Stock)*	56,856
38,300	Vonage Holdings Corp.*	176,563

		3,501,757

Electric Utilities — 2.2%
46,377	Cleco Corp.	2,265,980
173,606	El Paso Electric Co.	6,324,467
60,290	Empire District Electric Co. (The)	1,383,656
380,189	Great Plains Energy, Inc.	9,383,065
168,992	IDACORP, Inc.(a)	8,910,948
27,330	MGE Energy, Inc.	1,556,170
79,080	PNM Resources, Inc.	1,949,322
148,929	Portland General Electric Co.	4,494,677
3,800	UIL Holdings Corp.	146,946
5,200	Unitil Corp.	158,288
38,500	UNS Energy Corp.	2,305,380
44,260	Westar Energy, Inc.(a)	1,468,104

		40,347,003

Electrical Equipment — 2.1%
96,300	AZZ, Inc.	4,026,303
115,023	Babcock & Wilcox Co. (The)	3,942,988
10,000	Brady Corp. (Class A Stock)	273,600
193,499	EnerSys, Inc.	13,169,542
187,141	Franklin Electric Co., Inc.	7,455,698
21,980	Generac Holdings, Inc.	1,057,897
51,202	General Cable Corp.	1,460,793
15,980	Powell Industries, Inc.	981,332
29,450	Regal-Beloit Corp.	2,181,951
130,625	Thermon Group Holdings, Inc.*	3,537,325

		38,087,429

Electronic Equipment, Instruments & Components — 3.7%
20,250	Arrow Electronics, Inc.*	1,040,445
2,400	Audience, Inc.*	27,312
294,700	AVX Corp.	3,807,524
82,472	Belden, Inc.	5,336,763
116,680	Benchmark Electronics, Inc.*	2,652,136
236,635	Checkpoint Systems, Inc.*	3,156,711
97,282	Coherent, Inc.*	6,502,329
62,370	Daktronics, Inc.	911,226
51,530	Fabrinet (Cayman Islands)*	951,759
234,120	FLIR Systems, Inc.	7,426,286
13,300	GSI Group, Inc.*	143,507
74,050	Insight Enterprises, Inc.*	1,562,455
97,326	Itron, Inc.*(a)	3,930,024
177,900	Jabil Circuit, Inc.	3,196,863
150,747	Littelfuse, Inc.	13,491,857
6,800	Newport Corp.*	123,352
42,280	Plexus Corp.*	1,653,148
17,440	Rogers Corp.*	1,058,608
357,239	Sanmina Corp.*	5,973,036
41,460	ScanSource, Inc.*	1,556,408
53,620	SYNNEX Corp.*	3,010,763

		67,512,512

Energy Equipment & Services — 3.4%
122,900	Atwood Oceanics, Inc.*	5,825,460
11,000	Basic Energy Services, Inc.*	188,430
194,483	Bristow Group, Inc.	13,961,935
78,300	C&J Energy Services, Inc.*(a)	1,830,654
64,100	Core Laboratories NV	11,468,772
7,800	Dawson Geophysical Co.*	252,486
56,270	Exterran Holdings, Inc.*	1,954,820
259,125	Forum Energy Technologies, Inc.*	6,509,220
7,000	GulfMark Offshore, Inc. (Class A Stock)	297,920
31,100	Helix Energy Solutions Group, Inc.*	634,129
157,923	Key Energy Services, Inc.*	1,151,259
49,917	Matrix Service Co.*	1,311,819
166,736	McDermott International, Inc.*(a)	1,390,578
63,430	Nabors Industries Ltd.	1,083,384
404,736	Newpark Resources, Inc.*	4,597,801
260,380	Parker Drilling Co.*	1,937,227
439,700	Precision Drilling Corp. (Canada)	3,922,124

10,563	Superior Energy Services, Inc.*	249,709
30,300	Tesco Corp.*	639,936
72,800	Tidewater, Inc.	3,774,680

		62,982,343

Food & Staples Retailing — 1.7%
90,290	Andersons, Inc. (The)	7,470,595
64,081	Casey’s General Stores, Inc.	4,400,442
135,270	Pantry, Inc. (The)*	1,976,295
1,211,875	Rite Aid Corp.*	6,725,906
39,100	Roundy’s, Inc.	331,568
83,830	Spartan Stores, Inc.	1,893,720
199,280	SUPERVALU, Inc.*	1,151,838
21,335	Susser Holdings Corp.*(a)	1,301,008
23,240	United Natural Foods, Inc.*	1,570,327
78,600	Weis Markets, Inc.	3,868,692

		30,690,391

Food Products — 1.2%
74,700	Cal-Maine Foods, Inc.	3,763,386
102,200	Chiquita Brands International, Inc.*	1,081,276
145,408	Darling International, Inc.*	2,844,181
53,380	Diamond Foods, Inc.*	1,407,097
68,061	Ingredion, Inc.	4,240,200
68,170	Pilgrim’s Pride Corp.*	1,140,484
15,000	Pinnacle Foods, Inc.	405,000
58,364	Sanderson Farms, Inc.	4,339,363
43,703	Snyders-Lance, Inc.	1,167,307
23,721	TreeHouse Foods, Inc.*	1,561,791

		21,950,085

Gas Utilities — 1.6%
12,820	AGL Resources, Inc.	612,540
127,435	Atmos Energy Corp.	6,118,154
2,600	Chesapeake Utilities Corp.	153,010
9,200	Laclede Group, Inc. (The)	422,188
8,350	New Jersey Resources Corp.	380,760
11,200	Northwest Natural Gas Co.	465,472
58,627	ONEOK, Inc.	4,015,363
98,111	South Jersey Industries, Inc.	5,233,241
56,650	Southwest Gas Corp.	3,043,804
95,200	UGI Corp.	4,130,728
146,097	WGL Holdings, Inc.	5,519,545

		30,094,805

Health Care Equipment & Supplies — 2.2%
93,675	Alere, Inc.*	3,550,282
31,210	Anika Therapeutics, Inc.*	1,038,357
194,565	Cantel Medical Corp.	6,167,710
30,500	Cooper Cos., Inc. (The)	3,790,540
3,300	Greatbatch, Inc.*	140,283
143,350	Integra LifeSciences Holdings Corp.*	6,660,041
43,720	Invacare Corp.	882,270
20,500	Natus Medical, Inc.*	530,745
38,500	NuVasive, Inc.*	1,441,440
52,000	OraSure Technologies, Inc.*	305,240
80,800	STERIS Corp.	3,707,912
129,143	Teleflex, Inc.(a)	12,092,951

		40,307,771

Health Care Providers & Services — 2.5%
33,350	Addus HomeCare Corp.*	788,394
8,592	Almost Family, Inc.*	261,283
55,603	Amsurg Corp.*	2,321,425
71,514	Centene Corp.*	4,333,748
139,375	Community Health Systems, Inc.*	5,771,519
103,090	Cross Country Healthcare, Inc.*	1,113,372

60,860	Gentiva Health Services, Inc.*	691,370
39,708	HealthSouth Corp.	1,235,713
201,696	Healthways, Inc.*(a)	3,087,966
69,495	LifePoint Hospitals, Inc.*	3,683,930
135,996	MEDNAX, Inc.*(a)	7,566,817
32,600	Molina Healthcare, Inc.*(a)	1,173,600
94,600	Owens & Minor, Inc.(a)	3,276,944
56,690	PharMerica Corp.*	1,379,835
13,990	Premier, Inc. (Class A Stock)*	485,313
350,024	Select Medical Holdings Corp.	3,780,259
33,560	Surgical Care Affiliates, Inc.*	1,076,940
10,600	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*	189,104
41,640	WellCare Health Plans, Inc.*	2,711,180

		44,928,712

Health Care Technology — 0.3%
261,825	MedAssets, Inc.*	5,770,623
7,200	Veeva Systems, Inc. (Class A Stock)*(a)	228,888

		5,999,511

Hotels, Restaurants & Leisure — 1.6%
15,525	Bob Evans Farms, Inc.	780,131
20,010	CEC Entertainment, Inc.*	1,079,740
49,000	Cracker Barrel Old Country Store, Inc.	4,851,490
229,547	International Game Technology	3,312,363
126,110	International Speedway Corp. (Class A Stock)	4,233,513
108,325	Jack in the Box, Inc.*	5,477,995
121,935	Life Time Fitness, Inc.*(a)	5,018,845
87,270	Penn National Gaming, Inc.*	1,023,677
17,510	Red Robin Gourmet Burgers, Inc.*	1,128,169
44,000	Ruth’s Hospitality Group, Inc.	575,960
156,577	Scientific Games Corp. (Class A Stock)*	2,204,604
10,800	Speedway Motorsports, Inc.	206,928

		29,893,415

Household Durables — 1.2%
33,187	Ethan Allen Interiors, Inc.	837,640
81,225	Harman International Industries, Inc.	8,401,102
59,429	Helen of Troy Ltd.*	3,270,972
14,200	Lifetime Brands, Inc.	218,964
127,666	Meritage Homes Corp.*	6,200,738
40,700	Ryland Group, Inc. (The)	1,816,848
48,714	Skullcandy, Inc.*	355,612
10,000	Universal Electronics, Inc.*	357,400
26,300	Zagg, Inc.*(a)	110,986

		21,570,262

Independent Power Producers & Energy Traders
7,700	Genie Energy Ltd. (Class B Stock)*	77,000

Insurance — 8.4%
47,515	Allied World Assurance Co. Holdings AG	4,890,244
59,760	Ambac Financial Group, Inc.*	1,400,774
585,987	American Equity Investment Life Holding Co.	12,862,415
89,070	American Financial Group, Inc.(a)	4,891,724
17,700	AMERISAFE, Inc.	732,249
49,210	AmTrust Financial Services, Inc.(a)	1,588,499
25,800	Argo Group International Holdings Ltd.	1,160,742
171,865	Aspen Insurance Holdings Ltd.	6,685,548
16,200	Assurant, Inc.	1,058,670
68,130	Assured Guaranty Ltd.	1,440,949
22,510	Axis Capital Holdings Ltd.	1,013,400
666,435	CNO Financial Group, Inc.	11,289,409
156,270	Employers Holdings, Inc.	3,839,554
72,128	Endurance Specialty Holdings Ltd.	3,778,786
8,330	Enstar Group Ltd.*	1,032,587
231,980	First American Financial Corp.	6,012,922
31,720	Greenlight Capital Re Ltd. (Class A Stock)*	1,019,164
72,925	Hanover Insurance Group, Inc. (The)	4,049,525

210,530	HCC Insurance Holdings, Inc.	9,033,842
21,580	HCI Group, Inc.	917,797
250,872	Horace Mann Educators Corp.	6,999,329
37,774	Infinity Property & Casualty Corp.	2,666,844
28,560	Kemper Corp.	1,049,580
437,155	Maiden Holdings Ltd.	4,799,962
535	Markel Corp.*	288,440
95,150	MBIA, Inc.*	1,040,941
58,580	Montpelier Re Holdings Ltd. (Bermuda)	1,632,625
16,560	Navigators Group, Inc.*	987,473
65,280	Old Republic International Corp.	1,019,674
11,020	PartnerRe Ltd.	1,081,833
17,120	Phoenix Cos., Inc. (The)*	806,352
147,281	Platinum Underwriters Holdings Ltd.	8,371,452
31,320	Primerica, Inc.	1,319,512
69,272	ProAssurance Corp.	3,218,377
255,055	Protective Life Corp.	12,500,246
122,333	Reinsurance Group of America, Inc.	9,134,605
12,050	RenaissanceRe Holdings Ltd.	1,093,056
42,970	RLI Corp.	1,790,130
14,200	Selective Insurance Group, Inc.	333,984
16,140	Stancorp Financial Group, Inc.	1,036,995
86,844	State Auto Financial Corp.	1,665,668
48,540	Stewart Information Services Corp.	1,578,035
112,760	Symetra Financial Corp.	2,159,354
171,810	United Fire Group, Inc.	4,312,431
98,290	Universal Insurance Holdings, Inc.	1,095,933
29,580	Validus Holdings Ltd.	1,062,514
26,400	W.R. Berkley Corp.	1,023,264
1,850	White Mountains Insurance Group Ltd.	1,044,695

		153,812,104

Internet & Catalog Retail — 0.1%
70,530	Nutrisystem, Inc.	1,002,936
38,280	Overstock.com, Inc.*	806,177

		1,809,113

Internet Software & Services — 0.5%
4,400	Bazaarvoice, Inc.*(a)	31,900
46,460	Blucora, Inc.*	1,189,841
2,500	Care.com, Inc.*(a)	71,775
49,200	Chegg, Inc.*(a)	328,164
167,601	Digital River, Inc.*	2,946,426
81,500	J2 Global, Inc.	3,696,025
3,100	QuinStreet, Inc.*	25,637
6,985	United Online, Inc.	84,588
2,900	Vocus, Inc.*	35,438
17,100	WebMD Health Corp. (Class A Stock)*(a)	819,090
1,800	Xoom Corp.*	49,302

		9,278,186

IT Services — 2.6%
307,417	Broadridge Financial Solutions, Inc.	11,156,163
10,201	CACI International, Inc. (Class A Stock)*(a)	755,078
102,216	Convergys Corp.	2,082,140
129,800	CSG Systems International, Inc.	3,888,808
12,030	DST Systems, Inc.	1,094,730
104,350	EPAM Systems, Inc.*	4,267,915
57,021	ExlService Holdings, Inc.*	1,434,078
46,200	Global Cash Access Holdings, Inc.*	391,776
91,460	Global Payments, Inc.	6,044,591
81,400	Jack Henry & Associates, Inc.	4,540,492
17,500	Lionbridge Technologies, Inc.*	96,250
19,400	ModusLink Global Solutions, Inc.*	99,910
303,215	Sapient Corp.*	4,860,536
29,710	Science Applications International Corp.	1,099,567
46,012	Sykes Enterprises, Inc.*	964,412

114,370	Unisys Corp.*(a)	3,919,460

		46,695,906

Leisure Equipment & Products — 0.5%
55,669	Arctic Cat, Inc.	2,357,026
190,685	Callaway Golf Co.	1,557,896
2,900	Johnson Outdoors, Inc. (Class A Stock)	68,933
76,760	Smith & Wesson Holding Corp.*	1,004,788
49,998	Sturm Ruger & Co., Inc.(a)	3,808,348

		8,796,991

Life Sciences Tools & Services — 0.9%
77,750	Albany Molecular Research, Inc.*	831,925
9,600	Cambrex Corp.*	180,192
45,004	Charles River Laboratories International, Inc.*	2,544,076
70,780	Covance, Inc.*	6,692,957
152,321	PerkinElmer, Inc.	6,641,195

		16,890,345

Machinery — 4.2%
201,973	Actuant Corp. (Class A Stock)	6,911,516
19,780	AGCO Corp.	1,054,867
4,800	Ampco-Pittsburgh Corp.	85,488
56,090	Blount International, Inc.*	719,074
113,730	Briggs & Stratton Corp.	2,396,291
21,290	CIRCOR International, Inc.	1,533,306
58,300	Crane Co.	3,682,228
22,027	EnPro Industries, Inc.*	1,597,839
8,500	FreightCar America, Inc.	195,330
16,700	Global Brass & Copper Holdings, Inc.	288,743
41,060	Greenbrier Cos., Inc. (The)*	1,506,491
11,200	Hardinge, Inc.	154,224
18,380	Hyster-Yale Materials Handling, Inc.	1,576,269
149,082	ITT Corp.	6,104,908
48,884	Kadant, Inc.	1,755,424
99,300	Kennametal, Inc.	4,303,662
10,000	LB Foster Co. (Class A Stock)	430,600
16,500	NN, Inc.	291,885
20,370	Oshkosh Corp.	1,102,832
155,125	Rexnord Corp.*	4,030,147
84,346	Snap-on, Inc.	8,447,252
2,600	Standex International Corp.	147,888
31,716	Terex Corp.	1,300,356
121,500	Timken Co. (The)	6,844,095
65,300	Titan International, Inc.	1,094,428
56,731	TriMas Corp.*	1,974,239
87,270	Trinity Industries, Inc.	5,081,732
26,400	Valmont Industries, Inc.(a)	3,864,432
472,360	Wabash National Corp.*	6,476,056
36,936	Watts Water Technologies, Inc. (Class A Stock)	2,069,155

		77,020,757

Marine
28,610	Matson, Inc.	684,637

Media — 0.7%
4,300	AMC Entertainment Holdings, Inc. (Class A Stock)*	91,891
127,200	Cinemark Holdings, Inc.	3,728,232
165,990	Cumulus Media, Inc. (Class A Stock)*	1,110,473
64,090	Digital Generation, Inc.*	865,215
18,300	Entercom Communications Corp. (Class A Stock)*(a)	172,569
63,200	EW Scripps Co. (Class A Stock)*	1,163,512
40,500	Journal Communications, Inc. (Class A Stock)*	322,785
122,420	Live Nation Entertainment, Inc.*	2,603,874
17,200	Meredith Corp.	787,416

43,060	Scholastic Corp.	1,420,549
13,600	Sinclair Broadcast Group, Inc. (Class A Stock)	427,312

		12,693,828

Metals & Mining — 2.0%
54,511	Allegheny Technologies, Inc.	1,713,826
139,910	AMCOL International Corp.	4,766,734
48,870	Cliffs Natural Resources, Inc.	944,168
340,217	Commercial Metals Co.	6,484,536
82,725	Globe Specialty Metals, Inc.	1,446,033
352,300	HudBay Minerals, Inc. (Canada)	2,804,308
30,740	Materion Corp.	816,762
76,150	Reliance Steel & Aluminum Co.	5,326,692
73,300	Royal Gold, Inc.	4,100,402
39,069	RTI International Metals, Inc.*(a)	1,215,827
47,400	Schnitzer Steel Industries, Inc. (Class A Stock)	1,252,308
216,200	Steel Dynamics, Inc.	3,567,300
18,100	SunCoke Energy, Inc.*	401,458
39,970	United States Steel Corp.	1,043,617
2,000	US Silica Holdings, Inc.	59,240
34,000	Worthington Industries, Inc.	1,378,360

		37,321,571

Multi-Utilities — 0.4%
21,370	Allliant Energy Corp.	1,110,385
65,010	Avista Corp.	1,874,239
20,430	Integrys Energy Group, Inc.	1,110,166
52,000	NorthWestern Corp.	2,350,920

		6,445,710

Multiline Retail — 0.2%
95,230	Bon-Ton Stores, Inc. (The)	1,023,722
41,770	Burlington Stores, Inc.*	1,068,477
17,690	Dillard’s, Inc. (Class A Stock)	1,544,337

		3,636,536

Office Electronics — 0.1%
39,386	Zebra Technologies Corp. (Class A Stock)*	2,164,655

Oil, Gas & Consumable Fuels — 3.7%
80,110	Alon USA Energy, Inc.	1,258,528
284,140	Alpha Natural Resources, Inc.*	1,613,915
25,920	Bill Barrett Corp.*	726,019
26,455	Carrizo Oil & Gas, Inc.*	1,087,301
39,900	Cimarex Energy Co.	3,909,402
9,600	Clayton Williams Energy, Inc.*	662,592
85,830	Comstock Resources, Inc.	1,471,985
95,400	CVR Energy, Inc.	3,538,386
34,100	Delek US Holdings, Inc.	1,033,230
58,200	Energen Corp.	4,115,904
12,200	Energy XXI (Bermuda) Ltd.(a)	279,990
40,800	EPL Oil & Gas, Inc.*	1,096,296
11,400	Equal Energy Ltd.	60,192
51,815	Goodrich Petroleum Corp.*(a)	892,254
101,200	Green Plains Renewable Energy, Inc.(a)	2,254,736
25,700	Knightsbridge Tankers Ltd. (Bermuda)	242,094
126,584	LinnCo LLC	4,074,739
86,484	Northern Oil and Gas, Inc.*(a)	1,257,477
225,450	Oasis Petroleum, Inc.*(a)	9,426,064
1,500	Panhandle Oil and Gas, Inc. (Class A Stock)	57,990
39,840	PBF Energy, Inc. (Class A Stock)	1,033,051
116,140	Penn Virginia Corp.*	1,392,519
179,528	Renewable Energy Group, Inc.*	1,797,075
21,920	REX American Resources Corp.*	897,843
30,400	Rice Energy, Inc.*	715,008
30,700	RSP Permian, Inc.*	627,815
2,400	SemGroup Corp. (Class A Stock)	148,224
239,906	Ship Finance International Ltd. (Norway)	4,107,191
86,890	Stone Energy Corp.*(a)	2,689,246

341,295	Swift Energy Co.*(a)	4,225,232
25,900	Triangle Petroleum Corp.*	197,099
25,500	VAALCO Energy, Inc.*	153,510
1,700	W&T Offshore, Inc.	24,344
114,700	Warren Resources, Inc.*	386,539
140,250	Western Refining, Inc.	5,485,178
94,100	World Fuel Services Corp.(a)	4,019,952

		66,958,920

Paper & Forest Products — 0.7%
69,275	Clearwater Paper Corp.*	3,945,211
14,000	Domtar Corp.	1,503,740
81,800	Louisiana-Pacific Corp.*	1,433,954
23,360	Neenah Paper, Inc.	1,014,758
34,210	P.H. Glatfelter Co.	1,060,168
107,800	Resolute Forest Products*	2,080,540
29,590	Schweitzer-Mauduit International, Inc.	1,364,987

		12,403,358

Personal Products — 0.2%
99,100	Elizabeth Arden, Inc.*	2,687,592
5,200	Revlon, Inc. (Class A Stock)*	122,096
18,400	USANA Health Sciences, Inc.*	1,101,608

		3,911,296

Pharmaceuticals — 0.3%
102,620	Impax Laboratories, Inc.*	2,374,627
23,500	Lannett Co., Inc.*	830,020
18,480	Questcor Pharmaceuticals, Inc.	1,238,345
70,400	XenoPort, Inc.*	404,800

		4,847,792

Professional Services — 0.8%
7,560	Barrett Business Services, Inc.	592,780
6,000	CDI Corp.	102,720
44,340	FTI Consulting, Inc.*	1,643,684
10,200	Heidrick & Struggles International, Inc.	170,136
140,050	ICF International, Inc.*	4,714,083
21,700	Kelly Services, Inc. (Class A Stock)	520,366
65,625	Korn/Ferry International*	1,539,562
76,170	Navigant Consulting, Inc.*	1,338,307
27,700	Resources Connection, Inc.	373,396
103,520	RPX Corp.*	1,679,094
31,300	TrueBlue, Inc.*	767,789
9,600	VSE Corp.	423,456

		13,865,373

Real Estate Investment Trusts (REITs) — 5.4%
68,500	Acadia Realty Trust	1,743,325
16,300	American Campus Communities, Inc.	566,588
493,540	Anworth Mortgage Asset Corp.	2,314,702
61,730	Apollo Commercial Real Estate Finance, Inc.	1,038,299
437,600	ARMOUR Residential REIT, Inc.	1,798,536
11,780	Ashford Hospitality Prime, Inc.(a)	194,370
58,800	Ashford Hospitality Trust, Inc.	552,720
182,447	Blackstone Mortgage Trust, Inc. (Class A Stock)	5,119,463
256,490	Capstead Mortgage Corp.(a)	3,236,904
61,201	CBL & Associates Properties, Inc.	1,039,805
59,200	Cedar Realty Trust, Inc.	373,552
10,800	Chatham Lodging Trust	225,828
18,100	Chesapeake Lodging Trust	440,735
361,750	Chimera Investment Corp.	1,128,660
85,260	Colony Financial, Inc.	1,892,772
23,700	CoreSite Realty Corp.	727,116
279,300	Cousins Properties, Inc.	3,002,475
32,500	CYS Investments, Inc.(a)	257,400
75,900	DCT Industrial Trust, Inc.	546,480
125,700	DiamondRock Hospitality Co.	1,455,606
112,010	Dynex Capital, Inc.	902,801

2,000	EastGroup Properties, Inc.	118,680
175,802	Education Realty Trust, Inc.	1,587,492
5,600	EPR Properties	286,048
86,571	Equity One, Inc.	1,961,699
307,875	Excel Trust, Inc.	3,512,854
6,400	Extra Space Storage, Inc.	292,224
37,700	FelCor Lodging Trust, Inc.*	307,632
78,700	First Industrial Realty Trust, Inc.(a)	1,350,492
364,996	First Potomac Realty Trust	4,766,848
330,000	Franklin Street Properties Corp.	3,956,700
8,200	Geo Group, Inc. (The)	274,536
5,400	Getty Realty Corp.	102,600
4,400	Government Properties Income Trust	108,680
1,079,575	Hersha Hospitality Trust	5,862,092
74,400	Highwoods Properties, Inc.(a)	2,763,216
2,000	Home Properties, Inc.	111,500
130,010	Invesco Mortgage Capital, Inc.	2,042,457
83,300	Kite Realty Group Trust	537,285
4,200	LaSalle Hotel Properties	129,192
240,289	Lexington Realty Trust(a)	2,597,524
12,600	LTC Properties, Inc.	478,170
414,441	Medical Properties Trust, Inc.	5,499,632
439,732	MFA Financial, Inc.	3,205,646
31,367	Mid-America Apartment Communities, Inc.	2,024,426
281,320	New Residential Investment Corp.	1,786,382
185,550	New York Mortgage Trust, Inc.	1,324,827
114,900	Omega Healthcare Investors, Inc.(a)	3,669,906
38,500	Parkway Properties, Inc.(a)	682,990
8,700	Pennsylvania Real Estate Investment Trust	162,255
77,760	PennyMac Mortgage Investment Trust	1,831,248
30,900	Potlatch Corp.	1,236,000
58,400	RAIT Financial Trust(a)	492,896
11,400	Ramco-Gershenson Properties Trust	182,058
161,940	Redwood Trust, Inc.(a)	3,028,278
179,180	Resource Capital Corp.	1,055,370
326,197	Retail Properties of America, Inc. (Class A Stock)	4,302,538
137,900	Starwood Property Trust, Inc.	4,164,580
5,600	Sun Communities, Inc.	261,800
70,600	Sunstone Hotel Investors, Inc.	905,798
111,730	Two Harbors Investment Corp.	1,098,306
14,000	Winthrop Realty Trust	160,720

		98,781,714

Real Estate Management & Development
14,500	Alexander & Baldwin, Inc.	567,095
5,288	RE/MAX Holdings, Inc. (Class A Stock)*	154,198

		721,293

Road & Rail — 0.8%
4,600	AMERCO, Inc.*	1,024,558
52,910	Arkansas Best Corp.	1,814,284
74,825	Celadon Group, Inc.	1,554,863
122,050	Con-way, Inc.	4,695,263
63,030	Quality Distribution, Inc.*	866,663
3,050	Saia, Inc.*	102,663
66,940	Swift Transportation Co.*(a)	1,459,292
3,200	Universal Truckload Services, Inc.	92,832
142,179	Werner Enterprises, Inc.	3,705,185

		15,315,603

Semiconductors & Semiconductor Equipment — 2.6%
35,700	Alpha & Omega Semiconductor Ltd.*	259,182
244,730	Amkor Technology, Inc.*	1,297,069
100,520	Brooks Automation, Inc.	1,020,278
143,336	Cabot Microelectronics Corp.*	5,779,308
112,720	Cirrus Logic, Inc.*(a)	1,973,727
9,000	DSP Group, Inc.*	80,640

502,271	Entegris, Inc.*	5,283,891
124,129	Fairchild Semiconductor International, Inc.*	1,583,886
36,660	First Solar, Inc.*(a)	1,854,263
38,300	Integrated Silicon Solution, Inc.*	450,791
70,640	International Rectifier Corp.*	1,837,346
15,600	IXYS Corp.	197,964
7,400	LTX-Credence Corp.*	63,270
74,454	MKS Instruments, Inc.	2,243,299
144,205	Monolithic Power Systems, Inc.*	4,714,061
88,830	OmniVision Technologies, Inc.*	1,367,094
12,200	Pericom Semiconductor Corp.*	101,016
517,256	RF Micro Devices, Inc.*(a)	2,756,975
54,083	Semtech Corp.*	1,233,633
288,200	Skyworks Solutions, Inc.*	8,718,050
171,640	Spansion, Inc. (Class A Stock)*(a)	2,574,600
165,730	Ultra Clean Holdings, Inc.*	1,894,294

		47,284,637

Software — 2.6%
65,500	ACI WorldWide, Inc.*	3,969,955
21,300	Actuate Corp.*	161,880
144,329	BroadSoft, Inc.*	4,417,911
123,242	Cadence Design Systems, Inc.*	1,740,177
61,350	Ellie Mae, Inc.*(a)	1,601,235
167,218	Epiq Systems, Inc.	2,401,250
168,096	Fair Isaac Corp.	9,137,699
3,400	FireEye, Inc.*(a)	248,166
181,288	Mentor Graphics Corp.	3,770,790
1,600	Proofpoint, Inc.*	64,768
86,724	PTC, Inc.*	3,094,312
159,625	SS&C Technologies Holdings, Inc.*	6,196,643
60,400	Telenav, Inc.*	392,600
155,790	TiVo, Inc.*	1,930,238
171,350	Verint Systems, Inc.*	7,786,144

		46,913,768

Specialty Retail — 3.6%
455,787	Aaron’s, Inc.(a)	12,256,112
128,176	Abercrombie & Fitch Co. (Class A Stock)(a)	4,534,867
108,545	American Eagle Outfitters, Inc.	1,468,614
42,714	ANN, Inc.*	1,381,371
72,140	Brown Shoe Co., Inc.	1,708,275
86,500	Buckle, Inc. (The)(a)	3,833,680
36,900	Cato Corp. (The) (Class A Stock)	1,031,724
302,475	Chico’s FAS, Inc.	5,021,085
41,020	Children’s Place Retail Stores, Inc. (The)*	2,160,523
8,400	Citi Trends, Inc.*	134,400
6,762	Conn’s, Inc.*	410,521
33,220	CST Brands, Inc.	1,060,715
5,600	Destination Maternity Corp.	150,248
84,127	Express, Inc.*	1,457,080
29,110	GameStop Corp. (Class A Stock)	1,020,888
112,250	GNC Holdings, Inc. (Class A Stock)	5,737,097
159,500	Group 1 Automotive, Inc.(a)	9,750,235
109,770	hhgregg, Inc.*(a)	906,700
55,730	Kirkland’s, Inc.*	1,049,396
131,650	Men’s Wearhouse, Inc. (The)	6,324,466
26,500	Murphy USA, Inc.*	1,026,610
67,624	Pier 1 Imports, Inc.	1,292,295
68,330	Select Comfort Corp.*	1,118,562
6,000	Stein Mart, Inc.	74,280
3,100	Trans World Entertainment Corp.*	12,276

		64,922,020

Textiles, Apparel & Luxury Goods — 0.5%
30,426	Columbia Sportswear Co.	2,262,173
3,300	G-III Apparel Group Ltd.*	230,901
17,500	Iconix Brand Group, Inc.*(a)	651,000

22,100	Jones Group, Inc. (The)	325,975
21,903	Oxford Industries, Inc.	1,653,019
3,550	Perry Ellis International, Inc.*	55,629
4,000	RG Barry Corp.	70,840
30,393	Vera Bradley, Inc.*(a)	730,040
126,025	Wolverine World Wide, Inc.(a)	3,516,097

		9,495,674

Thrifts & Mortgage Finance — 0.9%
344,015	Astoria Financial Corp.	4,554,759
2,900	BankFinancial Corp.	26,361
4,600	Berkshire Hills Bancorp, Inc.	112,516
15,400	Charter Financial Corp.	165,550
5,800	First Defiance Financial Corp.	149,176
58,200	Flagstar Bancorp, Inc.*	1,214,634
179,000	Home Loan Servicing Solutions Ltd.	3,673,080
18,700	HomeStreet, Inc.	335,478
5,000	OceanFirst Financial Corp.	88,800
7,200	Provident Financial Holdings, Inc.	108,360
77,030	Provident Financial Services, Inc.	1,334,160
220,730	Washington Federal, Inc.	4,829,572
5,200	WSFS Financial Corp.	373,360

		16,965,806

Tobacco — 0.2%
74,100	Universal Corp.	3,802,812

Trading Companies & Distributors — 2.0%
90,070	Aircastle Ltd.	1,701,422
12,950	Applied Industrial Technologies, Inc.	654,493
146,007	CAI International, Inc.*	3,020,885
29,850	DXP Enterprises, Inc.*	2,866,794
211,717	GATX Corp.	12,258,415
159,139	TAL International Group, Inc.*(a)	6,847,751
63,650	United Rentals, Inc.*(a)	5,151,831
55,400	WESCO International, Inc.*(a)	4,595,984

		37,097,575

Water Utilities
4,600	American States Water Co.	130,640
2,400	Artesian Resources Corp. (Class A Stock)	54,024
3,800	California Water Service Group	88,502
2,200	Consolidated Water Co. Ltd. (Cayman Islands)	28,292

		301,458

Wireless Telecommunication Services — 0.4%
70,500	SBA Communications Corp. (Class A Stock)*	6,538,875
40,300	Telephone & Data Systems, Inc.	1,088,906

		7,627,781

	TOTAL COMMON STOCKS (cost $1,399,117,978)	1,775,699,989

EXCHANGE TRADED FUND — 0.1%
19,368	iShares Russell 2000 Index Fund(a) (cost $1,577,936)	2,172,315

Principal Amount (000)#
U.S. TREASURY OBLIGATION
365	U.S. Treasury Notes(k) 0.25%, 11/30/14 (cost $365,343)	365,342

	TOTAL LONG-TERM INVESTMENTS (cost $1,401,061,257)	1,778,237,646

Shares
SHORT-TERM INVESTMENT — 10.7%
AFFILIATED MONEY MARKET MUTUAL FUND
195,810,998	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $195,810,998; includes $138,854,507 of cash collateral for securities on loan)(b)(w)	195,810,998

	TOTAL INVESTMENTS — 107.8% (cost $1,596,872,255)(p)	1,974,048,644
	LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (7.8)%	(143,323,273)

	NET ASSETS — 100%	$ 1,830,725,371

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $134,247,764; cash collateral of $138,854,507 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$1,604,804,230

Appreciation	403,445,142
Depreciation	(34,200,728)

Net Unrealized Appreciation	$369,244,414

The book basis may differ from tax basis due to certain tax related adjustments.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at January 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2014	Unrealized Appreciation(1)
	Long Positions:
34	Russell 2000 Mini Index	Mar. 2014	$3,802,720	$3,836,220	$33,500

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of January 31, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Aerospace & Defense	$62,736,530	$—	$—
Air Freight & Logistics	329,255	—	—
Airlines	9,002,236	—	—
Auto Components	2,974,835	—	—
Biotechnology	3,935,105	—	—
Building Products	6,683,923	—	—
Capital Markets	69,268,590	—	—
Chemicals	47,207,232	—	—
Commercial Banks	148,331,293	—	—
Commercial Services & Supplies	45,400,807	—	—
Communications Equipment	11,638,732	—	—
Computers & Peripherals	5,756,104	—	—
Construction & Engineering	19,674,946	—	—
Consumer Finance	19,648,558	—	—
Containers & Packaging	38,479,472	—	—
Distributors	317,730	—	—
Diversified Consumer Services	13,444,666	—	—
Diversified Financial Services	4,459,760	—	—
Diversified Telecommunication Services	3,501,757	—	—
Electric Utilities	40,347,003	—	—
Electrical Equipment	38,087,429	—	—
Electronic Equipment, Instruments & Components	67,512,512	—	—
Energy Equipment & Services	62,982,343	—	—
Food & Staples Retailing	30,690,391	—	—
Food Products	21,950,085	—	—
Gas Utilities	30,094,805	—	—
Health Care Equipment & Supplies	40,307,771	—	—
Health Care Providers & Services	44,928,712	—	—
Health Care Technology	5,999,511	—	—
Hotels, Restaurants & Leisure	29,893,415	—	—
Household Durables	21,570,262	—	—
Independent Power Producers & Energy Traders	77,000	—	—
Insurance	153,812,104	—	—
Internet & Catalog Retail	1,809,113	—	—
Internet Software & Services	9,278,186	—	—
IT Services	46,695,906	—	—
Leisure Equipment & Products	8,796,991	—	—
Life Sciences Tools & Services	16,890,345	—	—
Machinery	77,020,757	—	—
Marine	684,637	—	—
Media	12,693,828	—	—
Metals & Mining	37,321,571	—	—
Multi-Utilities	6,445,710	—	—
Multiline Retail	3,636,536	—	—
Office Electronics	2,164,655	—	—
Oil, Gas & Consumable Fuels	66,958,920	—	—
Paper & Forest Products	12,403,358	—	—
Personal Products	3,911,296	—	—
Pharmaceuticals	4,847,792	—	—
Professional Services	13,865,373	—	—
Real Estate Investment Trusts (REITs)	98,781,714	—	—
Real Estate Management & Development	721,293	—	—
Road & Rail	15,315,603	—	—
Semiconductors & Semiconductor Equipment	47,284,637	—	—
Software	46,913,768	—	—
Specialty Retail	64,922,020	—	—
Textiles, Apparel & Luxury Goods	9,495,674	—	—
Thrifts & Mortgage Finance	16,965,806	—	—
Tobacco	3,802,812	—	—
Trading Companies & Distributors	37,097,575	—	—
Water Utilities	301,458	—	—
Wireless Telecommunication Services	7,627,781	—	—
Exchange Traded Fund	2,172,315	—	—
U.S. Treasury Obligation	—	365,342	—
Affiliated Money Market Mutual Fund	195,810,998	—	—
Other Financial Instruments*
Futures	33,500	—	—

Total	$1,973,716,802	$365,342	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

International Equity Portfolio

Schedule of Investments

as of January 31, 2014 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 95.3%
COMMON STOCKS — 95.0%
Argentina — 0.2%
9,198	MercadoLibre, Inc.(a)	$ 887,515

Australia — 4.1%
645,700	Arrium Ltd.	877,848
166,700	Ausdrill Ltd.	131,149
148,800	Bank of Queensland Ltd.	1,483,913
65,000	Bendigo and Adelaide Bank Ltd.	659,649
125,300	Bradken Ltd.	547,960
248,800	Challenger Ltd.	1,304,491
213,375	Downer EDI Ltd.	919,229
765,800	Emeco Holdings Ltd.	174,728
249,100	Fortescue Metals Group Ltd.	1,155,440
95,300	GrainCorp Ltd. (Class A Stock)	633,195
54,000	Leighton Holdings Ltd.	776,096
178,100	Lend Lease Group	1,640,605
259,000	Metcash Ltd.	683,473
75,100	Mineral Resources Ltd.	739,519
54,600	National Australia Bank Ltd.	1,587,311
46,600	Orica Ltd.	959,227
914,400	Pacific Brands Ltd.	488,134
36,800	Rio Tinto Ltd.	2,091,056
237,600	Toll Holdings Ltd.	1,160,362

		18,013,385

Austria — 0.6%
39,100	OMV AG	1,692,778
18,000	Voestalpine AG	805,646

		2,498,424

Belgium — 0.9%
102,600	AGFA-Gevaert NV*	303,047
25,747	Anheuser-Busch InBev NV	2,467,680
20,300	Delhaize Group SA	1,303,845
16,878	Dexia SA*	1,138

		4,075,710

Brazil — 0.4%
28,290	Embraer SA, ADR	868,220
59,309	Natura Cosmeticos SA	965,115

		1,833,335

Canada — 1.2%
38,936	Canadian National Railway Co.	2,083,928
41,742	Lululemon Athletica, Inc.*	1,907,192
42,330	Potash Corp. of Saskatchewan, Inc.	1,325,776

		5,316,896

China — 3.3%
24,200	Baidu, Inc., ADR*	3,787,300
324,569	China Mobile Ltd.	3,097,143
5,439,405	Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,353,718
1,482,000	Poly Property Group Co. Ltd.	704,409
1,824,000	Shougang Fushan Resources Group Ltd.	500,493
16,100	SINA Corp.*	1,049,559
456,777	Sinopharm Group Co. Ltd. (Class H Stock)	1,288,173
11,935	Tencent Holdings Ltd.	836,762

		14,617,557

Denmark — 1.5%
70	A.P. Moeller - Maersk A/S (Class B Stock)	782,161
141,305	Novo Nordisk A/S (Class B Stock)	5,593,557

		6,375,718

Finland — 0.6%
42,420	Kone Oyj (Class B Stock)	1,721,450
41,200	Tieto Oyj	904,603

		2,626,053

France — 9.4%
17,490	Air Liquide SA	2,194,998
37,700	Alstom SA	1,064,887
6,200	Arkema SA	660,385
62,600	AXA SA	1,642,069
32,000	BNP Paribas SA	2,470,580
40,684	Cie Generale des Etablissements Michelin	4,279,593
7,600	Ciments Francais SA	601,071
43,500	CNP Assurances SA	851,115
97,828	Credit Agricole SA*	1,312,685
27,900	Electricite de France SA	947,115
24,339	LVMH Moet Hennessy Louis Vuitton SA	4,329,789
45,797	Publicis Groupe SA	4,054,745
19,800	Renault SA	1,720,018
30,000	Sanofi	2,932,848
26,100	SCOR SE	845,554
13,611	Societe Generale SA	769,025
37,000	Thales SA	2,407,774
49,700	Total SA	2,835,487
20,400	Valeo SA	2,276,357
105,700	Vivendi SA	2,837,441

		41,033,536

Germany — 8.6%
36,066	Adidas AG	4,021,079
18,300	Allianz SE	3,042,220
3,600	Aurubis AG	208,100
21,900	BASF SE	2,341,386
11,700	Bayer AG	1,539,798
6,900	Continental AG	1,480,853
34,000	Daimler AG	2,839,899
94,251	Deutsche Bank AG	4,536,750
29,400	DMG Mori Seiki AG	945,946
35,700	E.ON SE	646,162
48,100	Freenet AG*	1,466,579
49,612	Fresenius Medical Care AG & Co. KGaA	3,496,249
12,800	Hannover Rueck SE	1,015,429
7,400	Heidelberger Druckmaschinen AG*	30,359
16,400	Metro AG	674,257
8,400	Muenchener Rueckversicherungs AG	1,731,087
18,900	Rheinmetall AG	1,209,841
22,000	RWE AG	811,771
22,893	SAP AG	1,751,547
14,900	Stada Arzneimittel AG	709,123
12,100	Volkswagen AG	2,930,110

		37,428,545

Hong Kong — 3.1%
745,112	AIA Group Ltd.	3,434,630
97,000	Cheung Kong Holdings Ltd.	1,438,876
583,200	First Pacific Co. Ltd.	574,690
198,084	Hong Kong Exchanges and Clearing Ltd.	3,105,878
1,087,000	Huabao International Holdings Ltd.	550,405
292,680	Kingboard Chemical Holdings Ltd.	654,105
176,576	Sands China Ltd.	1,355,973
2,444,000	Skyworth Digital Holdings Ltd.	1,333,372
308,300	Yue Yuen Industrial Holdings Ltd.	951,198

		13,399,127

Ireland — 0.4%
33,100	Permanent TSB Group Holdings PLC (Chi-X)*	3,839

15,500	Permanent TSB Group Holdings PLC (XLON)*	1,798
66,600	Smurfit Kappa Group PLC	1,559,465

		1,565,102

Israel — 0.7%
182,600	Bank Hapoalim BM	948,193
16,000	Elbit Systems Ltd.	900,362
29,400	Teva Pharmaceutical Industries Ltd.	1,310,384

		3,158,939

Italy — 2.1%
15,900	Banco Popolare SC*(a)	27,226
361,000	Enel SpA	1,643,008
104,300	Eni SpA	2,368,528
50,900	Finmeccanica SpA*	446,020
953,639	Intesa Sanpaolo SpA	2,570,228
57,574	Saipem SpA	1,348,113
682,500	Telecom Italia SpA	757,929

		9,161,052

Japan — 18.1%
22,600	Alpine Electronics, Inc.	316,422
36,400	Aoyama Trading Co. Ltd.	933,901
373,000	Aozora Bank Ltd.	1,062,994
124,000	Asahi Kasei Corp.	938,306
85,928	Bridgestone Corp.	3,085,016
102,000	Calsonic Kansei Corp.	507,104
16,236	Fanuc Corp.	2,631,200
243,000	Fukuoka Financial Group, Inc.	1,012,490
30,600	Fuyo General Lease Co. Ltd.	1,061,666
51,900	Heiwa Corp.	919,578
16,700	Hogy Medical Co. Ltd.	863,264
43,200	Idemitsu Kosan Co. Ltd.	958,463
25,405	Japan Exchange Group, Inc.	613,793
70,531	Japan Tobacco, Inc.	2,177,253
169,160	JX Holdings, Inc.	815,467
35,300	KDDI Corp.	1,943,694
30,400	Keihin Corp.	450,857
28,698	Komatsu Ltd.	605,781
171,346	Kubota Corp.	2,637,234
56,000	Kyorin Holdings, Inc.	1,254,001
78,200	Kyowa Exeo Corp.	1,021,188
247,900	Marubeni Corp.	1,729,411
26,500	Matsumotokiyoshi Holdings Co. Ltd.	943,153
3,900	Megmilk Snow Brand Co. Ltd.	48,527
9,100	Miraca Holdings, Inc.	430,031
58,300	Mitsubishi Corp.	1,071,911
82,868	Mitsubishi Estate Co. Ltd.	2,035,331
1,208,876	Mitsubishi UFJ Financial Group, Inc.	7,267,499
130,500	Mitsui & Co. Ltd.	1,747,565
719,300	Mizuho Financial Group, Inc.	1,524,428
36,300	Namco Bandai Holdings, Inc.	823,806
65,700	Nichii Gakkan Co.	558,610
47,100	Nippon Telegraph & Telephone Corp.	2,520,892
254,300	Nishi-Nippon City Bank Ltd. (The)	641,109
127,600	Nissan Motor Co. Ltd.	1,094,592
110,000	NTT DOCOMO, Inc.	1,761,188
67,200	Otsuka Holdings Co. Ltd.	2,056,158
381,600	Resona Holdings, Inc.	2,011,445
150,200	Sankyu, Inc.	565,504
82,000	Seino Holdings Co. Ltd.	774,266
36,500	Shimachu Co. Ltd.	811,987
28,200	Shizuoka Gas Co. Ltd.	166,373
37,053	SoftBank Corp.	2,682,521
149,600	Sumitomo Corp.	1,864,065
57,000	Sumitomo Metal Mining Co. Ltd.	737,506
52,700	Sumitomo Mitsui Financial Group, Inc.	2,441,387

784,664	Sumitomo Mitsui Trust Holdings, Inc.	3,722,547
203,400	Toagosei Co. Ltd.	836,917
51,700	Toho Holdings Co. Ltd.	909,272
50,400	Toppan Forms Co. Ltd.	436,967
80,963	Toyota Motor Corp.	4,632,675
23,500	Tsumura & Co.	579,510
6,800	Tsuruha Holdings, Inc.	636,243
106,900	UNY Group Holdings Co. Ltd.	640,909
30,200	West Japan Railway Co.	1,237,057
130,100	Yokohama Rubber Co. Ltd. (The)	1,158,543

		78,909,577

Liechtenstein — 0.1%
3,800	Verwaltungs-und Privat-Bank AG*	393,140

Mexico — 0.2%
389,984	Wal-Mart de Mexico SAB de CV (Class V Stock)	932,824

Netherlands — 3.6%
96,600	Aegon NV	842,026
23,756	ASML Holding NV	2,010,303
363,641	ING Groep NV, CVA*	4,802,635
123,400	Koninklijke Ahold NV	2,054,042
4,300	Royal Dutch Shell PLC (Class A Stock)	148,511
156,100	Royal Dutch Shell PLC (Class B Stock)	5,709,693

		15,567,210

New Zealand — 0.3%
825,600	Air New Zealand Ltd.	1,139,835

Norway — 1.1%
94,500	DnB ASA	1,604,826
11,700	Fred Olsen Energy ASA	423,937
56,800	Statoil ASA	1,346,198
31,400	Yara International ASA	1,296,742

		4,671,703

Portugal — 0.2%
226,600	EDP Energias de Portugal SA	850,713

Russia — 0.5%
61,445	Yandex NV (Class A Stock)*(a)	2,258,104

Singapore — 0.5%
106,000	DBS Group Holdings Ltd.	1,368,934
56,000	United Overseas Bank Ltd.	875,661

		2,244,595

Spain — 2.3%
45,178	Amadeus IT Holding SA (Class A Stock)	1,787,162
201,404	Banco Bilbao Vizcaya Argentaria SA	2,402,524
211,617	Banco Santander SA	1,820,593
86,900	Gas Natural SDG SA	2,147,624
63,100	Repsol SA	1,474,774
35,300	Telefonica SA	543,672

		10,176,349

Sweden — 2.3%
87,100	Boliden AB	1,320,647
72,432	Hennes & Mauritz AB (Class B Stock)	3,114,538
19,200	NCC AB (Class B Stock)	612,691
91,600	Nordea Bank AB	1,222,311
17,400	Oriflame Cosmetics SA, SDR(a)	479,680
61,000	Swedbank AB (Class A Stock)	1,591,774
249,900	TeliaSonera AB	1,850,773

		10,192,414

Switzerland — 8.3%
13,600	Baloise Holding AG	1,624,566
4,400	Bucher Industries AG	1,288,537
72,936	Credit Suisse Group AG*	2,197,631

2,200	Georg Fischer AG*	1,506,982
1,500	Helvetia Holding AG	722,777
56,043	Julius Baer Group Ltd.*	2,716,983
9,200	Lonza Group AG*	922,819
44,568	Nestle SA	3,229,903
74,775	Novartis AG	5,910,280
21,653	Roche Holding AG	5,940,840
6,800	Swiss Life Holding AG*	1,463,556
28,400	Swiss Re Ltd.*	2,450,952
5,794	Syngenta AG	2,048,365
96,738	UBS AG*	1,918,730
8,700	Zurich Insurance Group AG*	2,522,485

		36,465,406

Taiwan — 0.2%
54,100	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	915,372

United Kingdom — 18.1%
80,600	Alent PLC	415,647
53,000	AMEC PLC	895,920
70,558	ARM Holdings PLC	1,077,101
77,700	AstraZeneca PLC	4,927,278
183,100	Aviva PLC	1,339,457
346,800	BAE Systems PLC	2,446,632
300,600	Barclays PLC	1,341,955
313,989	Beazley PLC	1,316,259
521,100	BP PLC	4,083,890
685,700	BT Group PLC	4,317,906
84,546	Burberry Group PLC	2,007,395
530,100	Cable & Wireless Communications PLC	464,865
153,400	Carillion PLC	858,689
63,361	Carnival PLC	2,605,018
243,200	Centrica PLC	1,242,035
80,900	Dairy Crest Group PLC	688,777
507,900	Debenhams PLC	617,279
98,954	Experian PLC	1,689,096
31,400	GlaxoSmithKline PLC	807,111
142,100	Home Retail Group PLC	417,703
241,251	HSBC Holdings PLC (XHKG)	2,499,208
68,500	HSBC Holdings PLC (XLON)	702,929
204,800	Intermediate Capital Group PLC	1,389,265
397,300	J. Sainsbury PLC	2,250,051
9,963	Kazakhmys PLC	29,073
644,206	Kingfisher PLC	3,905,992
621,400	Legal & General Group PLC	2,194,621
31,880	Liberty Global PLC (Class A Stock)*	2,548,168
144,620	Marston’s PLC	356,241
38,574	Micro Focus International PLC	474,694
40,600	Mondi PLC	614,379
524,912	Old Mutual PLC	1,485,449
166,800	Pace PLC	979,029
91,229	Pearson PLC	1,666,763
52,244	Reckitt Benckiser Group PLC	3,911,649
183,240	Rolls-Royce Holdings PLC*	3,568,937
293,000	RSA Insurance Group PLC	467,212
51,767	SABMiller PLC	2,325,914
144,333	Standard Chartered PLC	2,933,416
402,500	Tesco PLC	2,115,122
153,300	Tullett Prebon PLC	833,996
80,600	Vesuvius PLC	592,235
450,700	Vodafone Group PLC	1,670,168
61,300	WH Smith PLC	1,049,775
568,100	WM Morrison Supermarkets PLC	2,238,714
134,796	WPP PLC	2,824,307

		79,187,320

United States — 2.1%
31,934	Accenture PLC (Class A Stock)(a)	2,550,888
93,300	Boart Longyear Ltd.	38,376
4,400	MasterCard, Inc. (Class A Stock)	332,992
36,207	Schlumberger Ltd.	3,170,647
47,790	Yum! Brands, Inc.	3,209,099

		9,302,002

	TOTAL COMMON STOCKS (cost $357,814,391)	415,197,458

PREFERRED STOCK — 0.3%
Brazil
120,321	Itau Unibanco Holding SA (PRFC), ADR (cost $1,976,361)	1,472,729

	TOTAL LONG-TERM INVESTMENTS (cost $359,790,752)	416,670,187

SHORT-TERM INVESTMENT — 5.0%
AFFILIATED MONEY MARKET MUTUAL FUND
21,675,623	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $21,675,623; includes $5,902,042 of cash collateral for securities on loan)(b)(w)	21,675,623

	TOTAL INVESTMENTS — 100.3% (cost $381,466,375)(p)	438,345,810
	LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (0.3)%	(1,122,081)

	NET ASSETS — 100%	$ 437,223,729

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
Chi-X	European Equity Exchange
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
SDR	Swedish Depositary Receipt
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,676,641; cash collateral of $5,902,042 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$383,208,581

Appreciation	77,146,382
Depreciation	(22,009,153)

Net Unrealized Appreciation	$55,137,229

The book basis may differ from tax basis due to certain tax related adjustments.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at January 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
British Pound, Expiring 02/18/14	State Street Bank	GBP	4,170	$6,748,926	$6,854,542	$105,616

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound, Expiring 02/18/14	State Street Bank	GBP	4,170	$6,460,107	$6,854,542	$(394,435)
Euro, Expiring 04/28/14	State Street Bank	EUR	3,133	4,230,603	4,225,939	4,664
Expiring 04/28/14	State Street Bank	EUR	7,472	10,316,097	10,078,483	237,614
Japanese Yen, Expiring 07/07/14	State Street Bank	JPY	1,840,446	17,571,902	18,030,819	(458,917)

				$38,578,709	$39,189,783	$(611,074)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$887,515	$—	$—
Australia	—	18,013,385	—
Austria	1,692,778	805,646	—
Belgium	304,185	3,771,525	—
Brazil	1,833,335	—	—
Canada	5,316,896	—	—
China	4,836,859	9,780,698	—
Denmark	5,593,557	782,161	—
Finland	—	2,626,053	—
France	601,071	40,432,465	—
Germany	—	37,428,545	—
Hong Kong	—	13,399,127	—
Ireland	5,637	1,559,465	—
Israel	—	3,158,939	—
Italy	—	9,161,052	—
Japan	—	78,909,577	—
Liechtenstein	393,140	—	—
Mexico	932,824	—	—
Netherlands	—	15,567,210	—
New Zealand	—	1,139,835	—
Norway	—	4,671,703	—
Portugal	—	850,713
Russia	2,258,104	—	—
Singapore	—	2,244,595	—
Spain	—	10,176,349	—
Sweden	—	10,192,414	—
Switzerland	—	36,465,406	—
Taiwan	915,372	—	—
United Kingdom	6,036,045	73,151,275	—
United States	9,302,002	—	—
Preferred Stocks:
Brazil	1,472,729	—	—
Affiliated Money Market Mutual Fund	21,675,623	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	(505,458)	—

Total	$64,057,672	$373,782,680	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 10/31/13 was $381,572,522, which was a result of valuing investments using third party vendor modeling tools. An amount of $4,378,007 was transferred from Level 2 into Level 1 at 01/31/14 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2014 were as follows:

Commercial Banks	12.9%
Pharmaceuticals	7.8
Insurance	6.7
Affiliated Money Market Mutual Fund (1.3% represents investments purchased with collateral from securities on loan)	5.0
Oil, Gas & Consumable Fuels	4.7
Food & Staples Retailing	3.4
Automobiles	3.2
Capital Markets	3.1
Chemicals	3.1
Diversified Telecommunication Services	3.0
Auto Components	3.0
Textiles, Apparel & Luxury Goods	3.0
Wireless Telecommunication Services	2.8
Machinery	2.7
Diversified Financial Services	2.6
Media	2.5
Aerospace & Defense	2.5
Specialty Retail	2.2
Internet Software & Services	2.0
Metals & Mining	1.8
Hotels, Restaurants & Leisure	1.7
Health Care Providers & Services	1.5
Trading Companies & Distributors	1.4
Energy Equipment & Services	1.3
Real Estate Management & Development	1.3
IT Services	1.3
Road & Rail	1.1
Beverages	1.0
Food Products	1.0
Semiconductors & Semiconductor Equipment	1.0
Household Products	0.9
Electric Utilities	0.8
Construction & Engineering	0.7
Multi-Utilities	0.7
Gas Utilities	0.5
Software	0.5
Tobacco	0.5
Commercial Services & Supplies	0.5
Leisure Equipment & Products	0.4
Professional Services	0.4
Household Durables	0.4
Containers & Packaging	0.4
Personal Products	0.3
Industrial Conglomerates	0.3
Air Freight & Logistics	0.3
Airlines	0.3
Electrical Equipment	0.2
Communications Equipment	0.2
Life Sciences Tools & Services	0.2
Health Care Equipment & Supplies	0.2
Marine	0.2
Electronic Equipment, Instruments & Components	0.2
Multiline Retail	0.1
Paper & Forest Products	0.1
Construction Materials	0.1
Distributors	0.1
Internet & Catalog Retail	0.1
Health Care Technology	0.1

100.3
Liabilities in excess of other assets	(0.3)

100.0%

Total Return Bond Portfolio

Schedule of Investments

as of January 31, 2014 (Unaudited)

Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS — 109.1%
ASSET-BACKED SECURITIES — 3.3%
Non-Residential Mortgage-Backed Security — 0.8%
2,998	SLM Student Loan Trust, Series 2008-9, Class A 1.739%(c), 04/25/23	$ 3,096,384

Residential Mortgage-Backed Securities — 2.5%
4,200	Bear Stearns Asset-Backed Securities I Trust, Series 2007-HE5, Class 1A2 0.338%(c), 06/25/47	4,022,453
700	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A4 0.398%(c), 10/25/36	648,607
1,937	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A3 0.378%(c), 07/25/37	1,229,407
1,800	Ownit Mortgage Loan Trust, Series 2005-2, Class M4 1.088%(c), 03/25/36	1,723,180
319	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-7XS, Class 2A1A 1.67%(c), 04/25/35	308,693
2,547	Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class M1 0.983%(c), 05/25/35	2,363,647

		10,295,987

	TOTAL ASSET-BACKED SECURITIES (cost $13,194,162)	13,392,371

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
800	Banc of America Commercial Mortgage Trust, Series 2007-3, Class A5 5.377%, 06/10/49	891,165
15,720	UBS - Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, IO, 144A 1.15%(c), 03/10/46	1,128,469

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,142,440)	2,019,634

CORPORATE BONDS — 19.4%
Airlines — 0.1%
440	UAL 1991 Equipment Trust AB, Equipment Trust(i) 10.85%, 02/19/15(g)	221,256

Automobile Manufacturers — 1.3%
3,800	Daimler Finance North America LLC, Gtd. Notes, 144A (Germany) 0.857%(c), 03/28/14	3,803,329
600	1.30%, 07/31/15	606,118
800	Volkswagen International Finance NV, Gtd. Notes (Germany) 1.039%(c), 02/18/14	800,223

		5,209,670

Automotive Parts — 0.3%
1,100	AutoZone, Inc., Sr. Unsec’d. Notes 6.95%, 06/15/16	1,245,693

Cable Television — 0.4%
1,500	Dish DBS Corp., Gtd. Notes 7.75%, 05/31/15	1,623,750

Consumer Products & Services — 0.2%
1,000	Ally Financial, Gtd. Notes 2.75%, 01/30/17	1,003,750

Financial - Bank & Trust — 5.1%
1,200	Bank of America Corp., Sr. Unsec’d. Notes 0.502%(c), 10/14/16	1,189,223
800	7.625%, 06/01/19	990,630
	Sr. Unsec’d. Notes, MTN
300	5.65%, 05/01/18	341,833
500	CIT Group, Inc., Sr. Unsec’d. Notes, 144A 5.25%, 04/01/14	503,500
2,100	Citigroup, Inc., Sr. Unsec’d. Notes 0.921%(c), 11/15/16	2,110,815
3,800	1.25%, 01/15/16	3,817,537
300	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 6.15%, 04/01/18	344,658
	Sr. Unsec’d. Notes, MTN
400	0.637%(c), 07/22/15	399,740
1,900	HSBC Bank USA NA, Sub. Notes 4.875%, 08/24/20	2,052,150
4,900	JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN 0.857%(c), 02/26/16	4,920,168
3,100	Lloyds Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) 12.00%(c), 12/29/49	4,239,250

		20,909,504

Financial Services — 6.2%
3,600	Ally Financial, Inc., Gtd. Notes 8.00%, 03/15/20	4,293,000
300	Bank of America Corp., Sr. Unsub. Notes, MTN 5.75%, 12/12/14	512,301
400	CitiFinancial, Inc., Sr. Unsec’d. Notes 6.625%, 06/01/15	424,768
2,000	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	2,144,782
800	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, MTN 1.338%(c), 08/28/14	803,211
1,700	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 0.545%(c), 06/20/14	1,702,025
1,900	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	2,199,250
3,200	Morgan Stanley, Notes, MTN 6.625%, 04/01/18	3,745,850
	Sr. Unsec’d. Notes, MTN
1,800	5.75%, 10/18/16	2,007,446

4,200	Pearson Dollar Finance PLC, Gtd. Notes, 144A (United Kingdom) 5.70%, 06/01/14	4,259,812
100	Springleaf Finance Corp., Gtd. Notes, MTN 5.40%, 12/01/15	105,000
500	6.90%, 12/15/17	546,250
2,700	Sumitomo Mitsui Trust Bank Ltd., Gtd. Notes, 144A (Japan) 1.80%, 03/28/18	2,681,262

		25,424,957

Insurance — 0.2%
700	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	879,261

Metals & Mining — 0.7%
2,900	Gerdau Trade, Inc., Gtd. Notes, 144A (Brazil) 5.75%, 01/30/21	2,910,875

Oil, Gas & Consumable Fuels — 1.0%
2,300	Statoil ASA, Gtd. Notes (Norway) 0.699%(c), 11/08/18	2,314,028
1,300	Suncor Energy, Inc., Sr. Unsec’d. Notes (Canada) 6.85%, 06/01/39	1,635,660

		3,949,688

Paper & Forest Products — 0.9%
3,600	International Paper Co., Sr. Unsec’d. Notes 5.25%, 04/01/16	3,886,045

Pharmaceuticals — 0.7%
1,200	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	1,342,337
1,275	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	1,361,062

		2,703,399

Pipelines — 0.1%
300	El Paso LLC, Sr. Sec’d. Notes, MTN 7.80%, 08/01/31	310,941

Real Estate Investment Trust — 1.0%
3,700	Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia) 6.375%, 11/12/20	4,217,145

Retail & Merchandising — 0.5%
1,900	L Brands, Inc., Sr. Unsec’d. Notes 6.90%, 07/15/17	2,185,000

Telecommunication Services — 0.2%
200	Verizon Communications, Inc., Sr. Unsec’d. Notes 1.993%(c), 09/14/18	209,279
200	2.50%, 09/15/16	206,926
500	3.65%, 09/14/18	531,902

		948,107

Tobacco
89	Altria Group, Inc., Gtd. Notes 9.70%, 11/10/18	118,614

Transportation — 0.5%
1,600	CSX Corp., Sr. Unsec’d. Notes 6.25%, 03/15/18	1,874,186

	TOTAL CORPORATE BONDS (cost $74,017,312)	79,621,841

FOREIGN GOVERNMENT BONDS — 6.0%
7,400	Brazil Letras do Tesouro Nacional, Bills (Brazil) 12.347%(n), 01/01/17	2,146,127
100	Italy Buoni Poliennali del Tesoro, Bonds (Italy) 3.00%, 06/15/15	138,796
100	3.00%, 11/01/15	139,659
1,700	3.75%, 08/01/15	2,388,873
2,700	4.50%, 07/15/15	3,829,510
1,600	Spain Government Bond, Bonds (Spain) 2.75%, 03/31/15	2,205,301
200	3.15%, 01/31/16	280,639
800	3.75%, 10/31/15	1,130,210
8,700	4.00%, 07/30/15	12,258,264

	TOTAL FOREIGN GOVERNMENT BONDS (cost $24,786,240)	24,517,379

MUNICIPAL BONDS — 4.7%
California — 1.3%
4,300	Los Angeles County Public Works Financing Authority, Revenue Bonds 7.618%, 08/01/40	5,407,508

Illinois — 0.2%
800	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	934,904

Kentucky — 1.0%
800	Kentucky State Property & Building Commission, Revenue Bonds 4.303%, 11/01/19	862,088
1,000	4.403%, 11/01/20	1,070,170
1,900	5.373%, 11/01/25	2,001,688

		3,933,946

New Jersey — 0.7%
200	New Jersey State Turnpike Authority, Revenue Bonds 5.00%, 01/01/25	227,398
400	5.00%, 01/01/26	449,844
500	5.00%, 01/01/27	554,985

1,800	Port Authority of New York & New Jersey, Revenue Bonds 4.458%, 10/01/62	1,654,218

		2,886,445

New York — 1.0%
1,400	New York City Transitional Finance Authority, Revenue Bonds 4.725%, 11/01/23	1,545,432
1,100	4.905%, 11/01/24	1,230,097
1,100	5.075%, 11/01/25	1,248,632

		4,024,161

Virginia — 0.5%
2,000	Fairfax County Industrial Development Authority Revenue Bonds 5.00%, 05/15/40	2,086,700

	TOTAL MUNICIPAL BONDS (cost $18,631,052)	19,273,664

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.4%
698	Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.367%(c), 07/20/46	417,004
	Series 2006-OA17, Class 1A1A
986	0.352%(c), 12/20/46	728,503
845	American Home Mortgage Assets Trust, Series 2006-1, Class 2A1 0.348%(c), 05/25/46	622,248
— (r)	American Housing Trust I, Series I, Class 5 8.625%, 08/25/18	97
6	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1 2.363%(c), 02/25/33	5,869
	Series 2005-4, Class 3A1
794	2.701%(c), 08/25/35	730,970
	Series 2007-3, Class 1A1
682	2.642%(c), 05/25/47	569,152
235	Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2 2.70%(c), 05/25/35	236,888
770	CHL Mortgage Pass-Through Trust, Series 2005-29, Class A1 5.75%, 12/25/35	714,612
210	Citigroup Mortgage Loan Trust, Series 2005-6, Class A2 2.29%(c), 09/25/35	208,171
	Series 2007-10, Class 22AA
707	2.841%(c), 09/25/37	588,985
796	Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1 2.794%(c), 10/25/33	799,656
1	Indymac ARM Trust, Series 2001-H2, Class A1 1.717%(c), 01/25/32	1,446
212	Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A 0.368%(c), 02/25/36	196,288
3,294	Opteum Mortgage Acceptance Corp. Trust, Series 2006-1, Class 1A1B 0.348%(c), 04/25/36	3,176,474

10	Residential Funding Mortgage Securities I Trust, Series 2003-S9, Class A1 6.50%, 03/25/32	10,514
779	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1 2.628%(c), 03/25/36	787,444

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $9,218,623)	9,794,321

U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.6%
379	Federal Home Loan Mortgage Corp. 1.539%(c), 07/25/44	385,779
11	2.403%(c), 09/01/35	11,658
12	2.427%(c), 01/01/24	11,660
4,000	4.50%, TBA	4,281,250
7	5.50%, 06/01/31	8,051
6	7.50%, 09/01/16-07/01/17	6,565
36	Federal National Mortgage Assoc. 1.863%(c), 01/01/20	37,592
44	1.996%(c), 12/01/34	46,262
35	3.392%(c), 05/01/36	36,335
1,220	3.50%, 08/01/20-05/01/43	1,248,697
288	4.00%, 12/01/40	302,844
57,000	4.00%, TBA	59,707,500
11,000	4.00%, TBA	11,486,406
2,339	4.50%, 01/01/25-05/01/41	2,507,940
10,000	4.50%, TBA	10,695,312
43,000	5.00%, TBA	46,861,602
104	Government National Mortgage Assoc. 1.625%, 02/20/17-11/20/29	107,406
30	2.00%, 08/20/22-10/20/26	31,070
26	8.50%, 06/15/30-08/20/30	28,528

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $136,385,565)	137,802,457

U.S. TREASURY OBLIGATIONS — 39.2%
16,200	U.S. Treasury Inflation Indexed Bonds, TIPS 0.125%, 01/15/22-01/15/23	16,262,022
5,300	0.375%, 07/15/23	5,279,704
100	0.75%, 02/15/42	88,808
3,800	1.125%, 01/15/21	4,341,579
100	1.25%, 07/15/20	116,539
700	2.00%, 07/15/14(k)	883,363
5,800	2.375%, 01/15/25	8,506,586
7,700	U.S. Treasury Notes 0.625%, 10/15/16-05/31/17	7,694,141
5,000	0.75%, 01/15/17-02/28/18	4,946,032
8,000	0.875%, 09/15/16-04/30/17	8,035,078
1,100	1.25%, 10/31/18	1,090,718
4,100	1.25%, 11/30/18(h)	4,059,320
96,200	1.50%, 07/31/16-01/31/19	96,241,806
100	1.875%, 08/31/17	103,125
2,700	2.125%, 01/31/21	2,696,625
100	2.25%, 07/31/18	104,031
100	3.00%, 02/28/17	106,781
100	3.125%, 01/31/17	107,094

300	3.25%, 03/31/17		322,969

	TOTAL U.S. TREASURY OBLIGATIONS (cost $161,533,517)		160,986,321

	TOTAL LONG-TERM INVESTMENTS (cost $439,908,911)		447,407,988

SHORT-TERM INVESTMENTS — 22.3%
REPURCHASE AGREEMENTS(m) — 19.7%
49,300	Barclays Capital, Inc., 0.04%, dated 01/31/14, due 02/03/14 in the amount of $49,300,164		49,300,000
8,300	Citigroup Global Markets, Inc., 0.04%, dated 01/31/14, due 02/03/14 in the amount of $8,300,028		8,300,000
12,000	Credit Suisse Securities (USA) LLC, 0.03%, dated 01/31/14, due 02/03/14 in the amount of $12,000,030		12,000,000
11,100	Morgan Stanley & Co. LLC, 0.04%, dated 01/31/14, due 02/03/14 in the amount of $11,100,037		11,100,000

	TOTAL REPURCHASE AGREEMENTS (cost $80,700,000)		80,700,000

FOREIGN TREASURY OBLIGATIONS(n) — 2.4%
4,300	Italy Buoni Ordinari del Tesoro BOT, Bills (Italy) 0.825%, 10/14/14		5,773,872
1,400	Italy Certificati di Credito del Tesoro, Bonds (Italy) 0.844%, 12/31/14		1,876,451
137,470	Mexico Cetes, Bills (Mexico) 3.32%, 03/27/14		1,022,812
27,000	3.44%, 02/06/14		201,775
122,930	3.46%, 06/26/14		906,129

	TOTAL FOREIGN TREASURY OBLIGATIONS (cost $9,996,849)		9,781,039

CERTIFICATES OF DEPOSIT(n) — 0.2%
500	Ford Motor Credit, 0.84%, 06/02/14		499,165
500	0.90%, 07/01/14		498,886

	TOTAL CERTIFICATES OF DEPOSIT (cost $996,762)		998,051

	TOTAL SHORT-TERM INVESTMENTS (cost $91,693,611)		91,479,090

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 131.4% (cost $531,602,522)(p)		538,887,078

Notional Amounts (000)#		Counterparty
OPTIONS WRITTEN*
Call Options
600	5 Year CDX.O IG.21.V1, expiring 03/19/14, Strike Price $0.60		(132)
1,100	10 Year U.S. Treasury Notes, expiring 05/23/14, Strike Price $125.00		(10,313)
19,800	Interest Rate Swap Options, Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/03/14	JPMorgan Chase	(528)
1,200	Pay a fixed rate of 2.60% and receive a floating rate based on 3-month LIBOR, expiring 03/03/14	Goldman Sachs & Co.	(1,023)
700	Pay a fixed rate of 2.65% and receive a floating rate based on 3-month LIBOR, expiring 03/03/14	Citigroup Global Markets	(1,044)
1,100	Pay a fixed rate of 2.40% and receive a floating rate based on 3-month LIBOR, expiring 03/17/14	Deutsche Bank AG	(188)

3,300	Pay a fixed rate of 1.60% and receive a floating rate based on 3-month LIBOR, expiring 04/28/14	Morgan Stanley	(10,600)
2,300	Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 05/06/14	Goldman Sachs & Co.	(2,179)
3,000	Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 05/06/14	Morgan Stanley	(2,843)
2,600	Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14	JPMorgan Chase	(7,648)
1,300	Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14	Morgan Stanley	(3,824)

			(40,322)

Put Options
34,000	3 Year Euro Dollar Mid-curve, expiring 03/14/14, Strike Price $97.38		(4,675)
600	5 Year CDX.O IG.21.V1, expiring 03/19/14, Strike Price $0.90		(483)
1,100	10 Year U.S. Treasury Notes, expiring 05/23/14, Strike Price $122.00		(7,047)
19,800	Interest Rate Swap Options, Receive a fixed rate of 1.80% and pay a floating rate based on 3-month LIBOR, expiring 03/03/14	JPMorgan Chase	(39,139)
700	Receive a fixed rate of 3.10% and pay a floating rate based on 3-month LIBOR, expiring 03/03/14	Citigroup Global Markets	(867)
2,300	Receive a fixed rate of 3.10% and pay a floating rate based on 3-month LIBOR, expiring 03/03/14	Deutsche Bank AG	(2,850)
1,100	Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, expiring 03/17/14	Deutsche Bank AG	(8,032)
7,100	Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 03/31/14	Goldman Sachs & Co.	(5,267)
3,300	Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 04/28/14	Morgan Stanley	(11,759)
2,300	Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, expiring 05/06/14	Goldman Sachs & Co.	(12,687)
3,600	Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, expiring 07/28/14	Morgan Stanley	(15,764)

			(108,570)

	TOTAL OPTIONS WRITTEN (premiums received $314,712)		(148,892)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 131.4% (cost $531,287,810)		538,738,186
	LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (31.4)%		(128,578,751)

	NET ASSETS — 100%		$ 410,159,435

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDX	Credit Derivative Index
Euribor	Euro Interbank Offered Rate
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone

*	Non-income producing security
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2014.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by U.S. Treasury Notes (coupon rates 0.25%-2.125%, maturity dates 04/30/14-08/31/20), with the aggregate value, including accrued interest, of $82,349,545.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$532,905,537

Appreciation	8,772,188
Depreciation	(2,790,647)

Net Unrealized Appreciation	$5,981,541

The book basis may differ from tax basis due to certain tax related adjustments.

(r)	Less than $500 par.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at January 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
9	90 Day Euribor	Mar. 2015	$2,237,513	$2,239,538	$2,025
71	90 Day Euribor	Jun. 2015	17,643,303	17,642,613	(690)
458	90 Day Euribor	Sep. 2015	113,155,100	113,595,450	440,350
676	90 Day Euribor	Dec. 2015	167,206,563	167,284,650	78,087
252	90 Day Euribor	Mar. 2016	62,127,972	62,193,600	65,628
91	90 Day Euribor	Jun. 2016	22,311,868	22,396,238	84,370
17	90 Day Euribor	Sep. 2016	4,180,458	4,172,437	(8,021)
5	90 Day Euribor	Dec. 2016	1,224,406	1,223,812	(594)
269	5 Year U.S. Treasury Notes	Apr. 2014	32,424,902	32,448,125	23,223
16	10 Year U.S. Treasury Notes	Mar. 2014	2,008,875	2,012,000	3,125

					$687,503

(1)	Cash of $939,000 and U.S. Treasury Securities, with a market value of $107,266 have been segregated to cover requirements for open futures contracts as of January 31, 2014

Forward foreign currency exchange contracts outstanding at January 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Brazilian Real, Expiring 02/04/14	Barclays Capital Group	BRL	5,231	$2,201,693	$2,165,501	$(36,192)
Euro, Expiring 02/04/14	Credit Suisse First Boston Corp.	EUR	10,717	14,639,422	14,454,110	(185,312)
Expiring 02/04/14	Hong Kong & Shanghai Bank	EUR	2,555	3,478,464	3,445,951	(32,513)
Norwegian Krone, Expiring 02/13/14	UBS AG	NOK	80	12,946	12,738	(208)

				$20,332,525	$20,078,300	$(254,225)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 02/04/14	Citigroup Global Markets	AUD	222	$196,184	$194,235	$1,949
Expiring 03/04/14	Hong Kong & Shanghai Bank	AUD	222	192,919	193,893	(974)
Brazilian Real, Expiring 02/04/14	Morgan Stanley	BRL	5,231	2,221,892	2,165,501	56,391

Expiring 03/06/14	Barclays Capital Group	BRL	5,231	2,185,869	2,148,875	36,994
British Pound, Expiring 03/12/14	Barclays Capital Group	GBP	330	539,944	542,332	(2,388)
Euro, Expiring 02/04/14	Citigroup Global Markets	EUR	10,556	14,532,118	14,236,968	295,150
Expiring 02/04/14	Citigroup Global Markets	EUR	205	282,203	276,485	5,718
Expiring 02/04/14	Citigroup Global Markets	EUR	44	60,385	59,343	1,042
Expiring 02/04/14	Credit Suisse First Boston Corp.	EUR	2,467	3,375,293	3,327,264	48,029
Expiring 02/28/14	Goldman Sachs & Co.	EUR	697	933,052	940,050	(6,998)
Expiring 02/28/14	Royal Bank of Scotland Group PLC	EUR	6,300	8,358,147	8,496,864	(138,717)
Expiring 03/04/14	Credit Suisse First Boston Corp.	EUR	10,717	14,639,047	14,454,122	184,925
Expiring 03/14/14	Goldman Sachs & Co.	EUR	4,378	5,848,128	5,904,675	(56,547)
Expiring 03/14/14	Royal Bank of Scotland Group PLC	EUR	299	399,698	403,266	(3,568)
Japanese Yen, Expiring 02/18/14	Citigroup Global Markets	JPY	61,700	599,126	603,941	(4,815)
Expiring 02/18/14	Citigroup Global Markets	JPY	30,800	300,516	301,481	(965)
Expiring 02/18/14	Deutsche Bank AG	JPY	73,000	698,854	714,550	(15,696)
Expiring 02/18/14	Deutsche Bank AG	JPY	34,100	330,997	333,783	(2,786)
Expiring 02/18/14	Deutsche Bank AG	JPY	20,900	201,274	204,577	(3,303)
Expiring 02/18/14	Hong Kong & Shanghai Bank	JPY	78,800	793,541	771,322	22,219
Expiring 02/18/14	JPMorgan Chase	JPY	31,500	298,929	308,333	(9,404)
Expiring 02/18/14	JPMorgan Chase	JPY	30,900	300,709	302,460	(1,751)
Mexican Peso, Expiring 02/06/14	BNP Paribas	MXN	2,673	206,847	199,749	7,098
Expiring 03/27/14	BNP Paribas	MXN	13,633	1,044,403	1,014,804	29,599
Expiring 06/26/14	BNP Paribas	MXN	12,082	918,758	892,914	25,844

				$59,458,833	$58,991,787	$467,046

Interest rate swap agreements outstanding at January 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL 6,800	01/02/15	9.930%	Brazilian interbank overnight lending rate(1)	$46,026	$1,219	$44,807	Morgan Stanley & Co.
BRL 7,900	01/02/15	8.560%	Brazilian interbank overnight lending rate(1)	(73,715)	187	(73,902)	UBS AG
BRL 8,900	01/02/15	8.270%	Brazilian interbank overnight lending rate(1)	(98,368)	(10,237)	(88,131)	Morgan Stanley & Co.
MXN 2,000	01/18/19	5.700%	28 day Mexican interbank rate	(193)	(580)	387	Goldman Sachs & Co.
MXN 2,000	01/18/19	5.700%	28 day Mexican interbank rate	(193)	(681)	488	JPMorgan Chase Bank
MXN 2,000	01/18/19	5.700%	28 day Mexican interbank rate	(193)	(831)	638	Deutsche Bank
MXN 5,000	01/18/19	5.700%	28 day Mexican interbank rate	(482)	(1,342)	860	Bank of America

				$(127,118)	$(12,265)	$(114,853)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Jan. 31, 2014	Value at Trade Date	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
77,400	09/21/17	3.000%	3 month LIBOR(1)	$643,002	$595,732	$47,270
16,600	12/18/43	3.500%	3 month LIBOR(1)	255,051	870,232	(615,181)

				$898,053	$1,465,964	$(567,911)

(1)	Portfolio pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Implied Credit Spread at January 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(1):
Japan Gov’t. Series 55	09/20/16	1.000%	3,100	0.271%	$62,882	$52,124	$10,758	JPMorgan Chase Bank
United Mexican States	09/20/16	1.000%	9,800	0.621%	115,361	33,148	82,213	JPMorgan Chase Bank
Federal Republic of Brazil	09/20/16	1.000%	9,800	1.299%	(70,324)	(115,863)	45,539	JPMorgan Chase Bank

					$107,919	$(30,591)	$138,510

The Portfolio entered into credit default swap agreements on sovereign issues as the protection seller to provide a measure of protection against the current Schedule of Investments exposure to market conditions or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Value at Jan. 31, 2014	Value at Trade Date	Unrealized Appreciation
Exchange-traded credit default swaps—Sell Protection(1):
Dow Jones CDX IG21 5Y Index	12/20/18	1.000%	6,700	$97,780	$71,865	$25,915

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Security	$—	$3,096,384	$—
Residential Mortgage-Backed Securities	—	10,295,987	—
Commercial Mortgage-Backed Securities	—	2,019,634	—
Corporate Bonds	—	79,621,841	—
Foreign Government Bonds	—	24,517,379	—
Municipal Bonds	—	19,273,664	—
Residential Mortgage-Backed Securities	—	9,794,321	—
U.S. Government Agency Obligations	—	137,802,457	—
U.S. Treasury Obligations	—	160,986,321	—
Repurchase Agreements	—	80,700,000	—
Foreign Treasury Obligations	—	9,781,039	—
Certificates of Deposit	—	998,051	—
Options Written	(22,035)	(121,590)	(5,267)
Other Financial Instruments*
Futures	687,503	—	—
Forward foreign currency exchange contracts	—	212,821	—
Interest rate swap agreements	—	(682,764)	—
Credit default swap agreements	—	164,425	—

Total	$665,468	$538,459,970	$(5,267)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of January 31, 2014 categorized by risk exposure:

Derivative Fair Value at 01/31/14
Credit contracts	$163,810
Foreign exchange contracts	212,821
Interest rate contracts	(143,538)

Total	$233,093

Intermediate-Term Bond Portfolio

Schedule of Investments

as of January 31, 2014 (Unaudited)

Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS — 101.8%
ASSET-BACKED SECURITIES(c) — 4.1%
Collateralized Debt Obligation — 0.1%
82	Kingsland I Ltd., Series 2005-1A, Class A1A, 144A 0.494%, 06/13/19	$ 81,730

Collateralized Loan Obligations — 1.2%
65	BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 144A (Cayman Islands) 0.478%, 11/15/17	65,287
785	Franklin CLO Ltd., Series 5A, Class A2, 144A (Cayman Islands) 0.503%, 06/15/18	776,191
696	Jersey Street CLO Ltd., Series 2006-1A, Class A, 144A (Cayman Islands) 0.487%, 10/20/18	688,658

		1,530,136

Non-Residential Mortgage-Backed Security — 1.0%
1,333	SLM Student Loan Trust, Series 2008-9, Class A 1.738%, 04/25/23	1,376,170

Residential Mortgage-Backed Securities — 1.8%
1,321	GSAA Home Equity Trust, Series 2007-8, Class A3 0.615%, 08/25/37	1,119,145
876	Morgan Stanley ABS Capital I, Inc., Trust, Series 2007-HE5, Class A2A 0.275%, 03/25/37	452,974
615	RAAC Trust, Series 2007-SP3, Class A1 1.365%, 09/25/47	593,363
221	Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A 0.295%, 05/25/37	143,626

		2,309,108

	TOTAL ASSET-BACKED SECURITIES (cost $5,225,964)	5,297,144

CERTIFICATE OF DEPOSIT — 1.3%
1,600	Banco do Brasil SA, Certificate of Deposit (Brazil) 2.265%, 02/14/14 (cost $1,600,000)	1,600,022

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
980	Commercial Mortgage Trust, Pass-Through Certificates, Series 2010-C1, Class A1, 144A 3.156%, 07/10/46	1,007,693
600	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1, Class 2A, 144A 5.695%(c), 09/15/40	668,190
600	Series 2010-RR1, Class 3A, 144A 5.62%(c), 06/10/49	668,702
635	Series 2010-RR7, Class 2A, 144A 5.467%(c), 09/16/39	690,429

239	Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A 0.699%(c), 07/09/21	238,987

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,028,958)	3,274,001

CORPORATE BONDS — 31.6%
Airlines — 0.7%
284	Delta Air Lines 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates 6.20%, 01/02/20	317,023
188	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A , Pass-Through Trust, Pass-Through Certificates, 144A (United Arab Emirates) 5.125%, 11/30/24	194,759
660	UAL 1991 Equipment Trust AB, Equipment Trust 10.85%, 02/19/15(g)	331,883

		843,665

Commercial Banks — 10.7%
1,100	Banco Santander Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.343%(c), 03/18/14(g)	1,100,051
500	Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile) 3.75%, 09/22/15	515,103
800	Banco Votorantim Ltd., Sr. Unsec’d. Notes, 144A (Brazil) 3.247%(c), 03/28/14(g)	799,915
1,510	Bank of America Corp., Sr. Unsec’d. Notes 5.625%, 10/14/16	1,680,477
100	5.75%, 12/01/17	113,887
235	6.50%, 08/01/16	264,340
400	Bank of America NA, Sub. Notes 0.543%(c), 06/15/17	391,461
400	CIT Group, Inc., Sr. Unsec’d. Notes, 144A 5.25%, 04/01/14	402,800
1,000	DNB Bank ASA, Sr. Unsec’d. Notes, 144A (Norway) 3.20%, 04/03/17	1,051,150
100	Eksportfinans ASA, Sr. Unsec’d. Notes (Norway) 2.00%, 09/15/15	98,650
400	2.375%, 05/25/16	394,600
100	5.50%, 05/25/16	105,650
2,000	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN 7.50%, 02/15/19	2,439,376
1,100	Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom) 5.05%, 01/08/15	1,127,500
1,200	Toronto-Dominion Bank (The), Covered Bonds, 144A (Canada) 2.20%, 07/29/15	1,230,948
1,900	Wells Fargo & Co., Sr. Unsec’d. Notes 1.25%, 07/20/16	1,918,001

		13,633,909

Consumer Products & Services — 0.9%
1,200	Ally Financial, Inc., Gtd. Notes 3.439%(c), 02/11/14	1,200,456

Diversified Financial Services — 5.8%
2,500	BNP Paribas Home Loan SA, Covered Bonds, 144A (France) 2.20%, 11/02/15	2,565,075
100	JPMorgan Chase & Co., Sr. Unsec’d. Notes 3.15%, 07/05/16	104,607
100	6.30%, 04/23/19	118,276
EUR 1,000	JPMorgan Chase Bank NA, Sub. Notes 0.997%(c), 05/31/17	1,326,819
EUR 200	4.375%(c), 11/30/21	281,610
700	6.00%, 10/01/17	802,733
1,800	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN 2.851%, N/A	387,000
600	5.625%, N/A	132,000
1,200	Morgan Stanley, Sr. Unsec’d. Notes 3.45%, 11/02/15	1,249,145
350	SLM Corp., Sr. Unsec’d. Notes, MTN 6.25%, 01/25/16	376,250

		7,343,515

Electric — 4.1%
1,200	CMS Energy Corp., Sr. Unsec’d. Notes 4.25%, 09/30/15	1,262,546
1,200	Entergy Corp., Sr. Unsec’d. Notes 3.625%, 09/15/15	1,243,163
600	Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A 2.50%, 08/15/15(g)	611,225
1,300	Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN 5.30%, 05/01/18	1,493,075
EUR 500	Tokyo Electric Power Co., Inc. (The), Sr. Sec’d. Notes (Japan) 4.50%, 03/24/14	675,231

		5,285,240

Financial Services — 1.8%
300	Denali Borrower LLC/ Denali Finance Corp., Sr. Sec’d. Notes, 144A 5.625%, 10/15/20	299,625
1,700	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 2.375%, 01/16/18	1,720,409
200	3.875%, 01/15/15	205,759

		2,225,793

Healthcare - Services — 0.4%
500	HCA, Inc., Sr. Sec’d. Notes 7.25%, 09/15/20	543,125

Oil, Gas & Consumable Fuels — 2.7%
400	Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A 4.00%, 07/15/15(g)	416,519
600	5.45%, 07/15/20	657,301
1,200	Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Russia) 5.092%, 11/29/15	1,275,480
1,000	Shell International Finance BV, Gtd. Notes (Netherlands) 3.10%, 06/28/15	1,037,728
100	Southwestern Energy Co., Gtd. Notes 4.10%, 03/15/22	101,964

		3,488,992

Pipelines — 2.2%
200	NGPL PipeCo LLC, Sr. Sec’d. Notes, 144A 7.119%, 12/15/17	189,000
1,075	Spectra Energy Capital LLC, Gtd. Notes 5.50%, 03/01/14	1,078,811
1,500	TransCanada Pipelines Ltd., Sr. Unsec’d. Notes (Canada) 3.80%, 10/01/20	1,577,730

		2,845,541

Software — 1.0%
1,200	Oracle Corp., Sr. Unsec’d. Notes 3.875%, 07/15/20	1,293,433

Telecommunications — 1.3%
1,480	Rogers Communications, Inc., Gtd. Notes (Canada) 6.375%, 03/01/14	1,486,451
100	Verizon Communications, Inc., Sr. Unsec’d. Notes 4.50%, 09/15/20	107,709

		1,594,160

	TOTAL CORPORATE BONDS (cost $39,012,824)	40,297,829

FOREIGN GOVERNMENT BONDS — 2.8%
10,300	Brazil Letras do Tesouro Nacional Bills (Brazil) 9.61%(n), 01/01/17	2,987,177
400	Slovenia Government International Bond, Sr. Unsec’d. Notes (Slovenia) 4.70%, 11/01/16(g)	563,982

	TOTAL FOREIGN GOVERNMENT BONDS (cost $4,235,304)	3,551,159

MUNICIPAL BONDS — 4.7%
California — 0.8%
800	Tobacco Securitization Authority of Southern California, Revenue Bonds 5.00%, 06/01/37	604,008
325	University of California, Revenue Bonds 5.035%, 05/15/21	367,315

		971,323

Florida — 0.7%
800	County of Broward Florida, Revenue Bonds 6.206%, 10/01/30	872,984

Illinois — 0.8%
1,000	Illinois State Toll Highway Authority, Revenue Bonds 5.293%, 01/01/24	1,071,450

New York — 1.9%
	1,100	New York City Transitional Finance Authority, Revenue Bonds 4.075%, 11/01/20	1,190,134
	1,200	5.008%, 08/01/27	1,256,976

			2,447,110

West Virginia — 0.5%
	875	Tobacco Settlement Financial Authority of West Virginia, Revenue Bonds 7.467%, 06/01/47	694,067

		TOTAL MUNICIPAL BONDS (cost $5,936,089)	6,056,934

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 10.1%
	96	American Home Mortgage Investment Trust, Series 2004-4, Class 5A 2.346%(c), 02/25/45	96,188
	158	Banc of America Funding Corp., Series 2006-A, Class 1A1 2.631%(c), 02/20/36	158,657
	766	BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A 5.25%, 04/26/37	726,922
	228	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A2 2.651%(c), 11/25/34	228,602
	574	Series 2004-8, Class 13A1 2.733%(c), 11/25/34	549,512
	284	Series 2005-5, Class A2 2.25%(c), 08/25/35	288,472
	544	Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1 2.672%(c), 11/25/36	406,117
	519	Series 2006-6, Class 32A1 2.591%(c), 11/25/36	363,047
	145	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A 2.51%(c), 10/25/35	142,981
	886	Series 2006-AR1, Class 1A1 2.55%(c), 10/25/35	868,123
	29	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1 6.25%, 12/25/33	30,091
	89	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A 6.50%(c), 01/25/34	92,223
	524	Series 2004-25, Class 1A1 0.495%(c), 02/25/35	490,850
	13	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.50%, 04/25/33	12,870
EUR	737	EMF-NL, Series 2008-APRX, Class A2 (Netherlands) 1.09%(c), 04/17/41	874,127
	1,500	Fannie Mae REMICS, Series 2007-114, Class A6 0.365%(c), 10/27/37	1,436,460
	188	FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2 7.00%, 10/25/43	214,558
	446	Series T-75, Class A1 0.205%(c), 12/25/36	442,337
	490	Freddie Mac REMICS, Series 3346, Class FA 0.39%(c), 02/15/19	489,638

47	Government National Mortgage Assoc., Series 2000-9, Class FG 0.759%(c), 02/16/30	47,097
63	Series 2000-9, Class FH 0.659%(c), 02/16/30	63,155
140	Series 2000-11, Class PH 7.50%, 02/20/30	167,792
541	Series 2011-H21, Class FT 0.83%(c), 10/20/61	540,995
466	Series 2012-H29, Class SA 0.684%(c), 10/20/62	464,288
75	Granite Master Issuer PLC, Series 2006-3, Class A7 (United Kingdom) 0.357%(c), 12/20/54	74,448
311	Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1 0.395%(c), 06/25/45	266,123
199	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.648%(c), 09/25/35	200,791
216	Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A 1.169%(c), 10/25/35	206,962
254	Series 2005-A10, Class A 0.375%(c), 02/25/36	235,546
1,063	NCUA Guaranteed Notes Trust, Series 2010-R2, Class 1A 0.532%(c), 11/06/17	1,065,062
151	Sequoia Mortgage Trust, Series 10, Class 2A1 0.917%(c), 10/20/27	142,170
101	Structured Asset Mortgage Investments, Inc., Mortgage Pass-Through Certificates, Series 2005-AR5, Class A1 0.416%(c), 07/19/35	93,540
27	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2001-21A, Class 1A1 2.227%(c), 01/25/32	24,092
211	Washington Mutual, Inc., Mortgage Pass-Through Certificates, Series 2002-AR6, Class A 1.528%(c), 06/25/42	198,600
12	Series 2002-AR9, Class 1A 1.528%(c), 08/25/42	11,184
1,256	Series 2005-AR13, Class A1A1 0.455%(c), 10/25/45	1,193,667

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $13,103,487)	12,907,287

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.1%
	Federal National Mortgage Assoc.
78	2.198%(c), 07/01/25	80,120
17	3.00%(c), 08/01/24	17,552
2,000	3.50%, TBA	2,022,812
1,976	4.50%, 08/01/40-04/01/42	2,119,727
3	5.041%(c), 12/01/30	3,181
471	Government National Mortgage Assoc. 1.625%, 05/20/23-07/20/30	491,088
89	2.00%, 10/20/24-06/20/27	92,978
30	2.50%(c), 02/20/25	31,659
122	Small Business Administration Participation Certificates, Series 2008-20A, Class 1 5.17%, 01/01/28	134,663
260	Series 2008-20D, Class 1 5.37%, 04/01/28	288,728

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $5,229,534)	5,282,508

U.S. TREASURY OBLIGATIONS — 40.5%
2,700	U.S. Treasury Inflationary Indexed Bonds, TIPS 0.625%, 02/15/43	2,261,875
200	2.00%, 01/15/26	268,800
510	2.50%, 01/15/29	673,835
60	3.875%, 04/15/29	120,515

19,500	U.S. Treasury Notes 1.375%, 07/31/18(h)(k)		19,528,938
4,900	1.75%, 10/31/20		4,796,640
1,400	2.00%, 09/30/20		1,394,859
11,000	2.375%, 12/31/20		11,181,324
3,000	2.50%, 08/15/23		2,964,375
8,400	2.75%, 11/15/23		8,460,379

	TOTAL U.S. TREASURY OBLIGATIONS (cost $51,986,416)		51,651,540

	TOTAL LONG-TERM INVESTMENTS (cost $129,358,576)		129,918,424

SHORT-TERM INVESTMENTS — 1.0%
FOREIGN TREASURY OBLIGATIONS(n) — 0.8%
	Mexico Cetes (Mexico)
MXN 23,900	3.37%, 03/27/14		177,822
MXN 2,890	3.56%, 03/20/14		21,520
MXN 67,210	3.56%, 06/12/14		496,140
MXN 1,110	3.57%, 02/13/14		8,290
MXN 33,100	3.58%, 06/26/14		243,983
MXN 2,660	3.60%, 03/13/14		19,816
MXN 2,340	3.61%, 05/15/14		17,324

	TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,015,942)		984,895

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.2%
215,481	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $215,481)(w)		215,481

Notional Amount (000)#
OPTION PURCHASED*(j)
Call Option
184,000	90 Day Euro Dollar expiring 12/15/14, Strike Price $99.75 (cost $16,408)		4,600

	TOTAL SHORT-TERM INVESTMENTS (cost $1,247,831)		1,204,976

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITY SOLD SHORT — 102.8% (cost $130,606,407)(p)		131,123,400

		Counterparty
OPTIONS WRITTEN*(j)
Call Options
1,100	Interest Rate Swap Options, Pay a fixed rate of 2.65% and receive a floating rate based on 3-month LIBOR, expiring 03/03/14	Citigroup Global Markets	(1,641)
5,800	Pay a fixed rate of 2.80% and receive a floating rate based on 3-month LIBOR, expiring 04/14/14	Deutsche Bank AG	(46,475)

			(48,116)

Put Options
184,000	90 Day Euro Dollar, expiring 12/15/14, Strike Price $99.00		(4,600)
5,800	Interest Rate Swap Options, Receive a fixed rate of 3.45% and pay a floating rate based on 3-month LIBOR, expiring 04/14/14	Deutsche Bank AG	(7,381)

1,100	Receive a fixed rate of 3.10% and pay a floating rate based on 3-month LIBOR, expiring 03/03/14	Citigroup Global Markets	(1,363)

			(13,344)

	TOTAL OPTIONS WRITTEN (premiums received $90,866)		(61,460)

Principal Amount (000)#
SECURITY SOLD SHORT — (1.7)%
U.S. GOVERNMENT AGENCY OBLIGATION — (1.7)%
2,000	Federal National Mortgage Assoc. 4.50%, TBA (proceeds received $2,116,250)		(2,145,625)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITY SOLD SHORT — 101.1% (cost $128,399,291)		128,916,315
	LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (1.1)%		(1,411,146)

	NET ASSETS — 100%		$ 127,505,169

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset Backed-Security
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
iTraxx	International Credit Derivative Index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
N/A	Not Applicable
REMICS	Real Estate Mortgage Investment Conduits Securities
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
*	Non-income producing Security

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2014.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of January 31, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$131,836,541

Appreciation	2,050,000
Depreciation	(2,763,141)

Net Unrealized Depreciation	$(713,141)

The book basis may differ from tax basis due to certain tax related adjustments.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at January 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2014	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
180	90 Day Euro Dollar	Jun. 2016	$44,327,138	$44,300,250	$(26,888)
53	90 Day Euro Dollar	Sep. 2016	13,038,475	13,008,188	(30,287)
3	10 Year U.S. Treasury Notes	Mar. 2014	377,156	377,250	94

					(57,081)

	Short Positions:
21	20 Year U.S. Treasury Bonds	Mar. 2014	2,752,628	2,805,469	(52,841)
3	30 Year U.S. Ultra Treasury Bonds	Mar. 2014	409,268	431,437	(22,169)
5	30 Year USD Deliverable Interest Rate Swap	Mar. 2014	492,070	510,937	(18,867)

					(93,877)

					$(150,958)

(1)	Cash of $153,000 and U.S. Treasury Securities with a market value of $167,248 have been segregated to cover requirements for open futures contracts at January 31, 2014.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2014.

Forward foreign currency exchange contracts outstanding at January 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 02/04/14	Barclays Capital Group	AUD	804	$707,751	$703,446	$(4,305)
Brazilian Real, Expiring 02/04/14	Barclays Capital Group	BRL	4,658	1,960,306	1,928,082	(32,224)
Expiring 02/04/14	Morgan Stanley	BRL	4,658	1,919,667	1,928,082	8,415
Expiring 02/04/14	Morgan Stanley	BRL	1,477	621,543	611,455	(10,088)
British Pound, Expiring 02/04/14	BNP Paribas	GBP	70	116,200	115,070	(1,130)
Canadian Dollar, Expiring 03/20/14	Barclays Capital Group	CAD	710	635,679	636,789	1,110
Japanese Yen, Expiring 02/18/14	Citigroup Global Markets	JPY	136,200	1,306,783	1,333,174	26,391

				$7,267,929	$7,256,098	$(11,831)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 02/04/14	Citigroup Global Markets	AUD	677	$594,721	$592,329	$2,392
Expiring 02/04/14	Citigroup Global Markets	AUD	127	112,231	111,116	1,115
Expiring 03/04/14	Barclays Capital Group	AUD	804	706,418	702,209	4,209
Brazilian Real, Expiring 02/04/14	Barclays Capital Group	BRL	4,658	1,919,667	1,928,082	(8,415)
Expiring 02/04/14	Morgan Stanley	BRL	4,635	1,968,763	1,918,796	49,967
Expiring 02/04/14	Morgan Stanley	BRL	1,500	638,940	620,740	18,200
Expiring 03/06/14	Barclays Capital Group	BRL	4,658	1,946,217	1,913,279	32,938
Expiring 03/06/14	Morgan Stanley	BRL	1,477	616,974	606,760	10,214
British Pound, Expiring 02/04/14	Barclays Capital Group	GBP	70	113,934	115,070	(1,136)
Expiring 03/04/14	BNP Paribas	GBP	70	116,175	115,047	1,128
Canadian Dollar, Expiring 03/20/14	Citigroup Global Markets	CAD	706	665,212	633,201	32,011
Euro, Expiring 03/13/14	Citigroup Global Markets	EUR	2,949	4,065,078	3,977,359	87,719
Japanese Yen, Expiring 02/18/14	BNP Paribas	JPY	128,600	1,220,416	1,258,782	(38,366)
Expiring 02/18/14	Hong Kong & Shanghai Bank	JPY	9,900	99,696	96,905	2,791
Mexican Peso, Expiring 02/13/14	BNP Paribas	MXN	397	30,512	29,667	845
Expiring 03/13/14	Deutsche Bank AG	MXN	264	20,307	19,667	640
Expiring 03/27/14	BNP Paribas	MXN	5,623	430,798	418,589	12,209
Expiring 05/15/14	Deutsche Bank AG	MXN	231	17,667	17,108	559
Expiring 06/12/14	Goldman Sachs & Co.	MXN	6,785	517,107	502,024	15,083

				$15,800,833	$15,576,730	$224,103

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2014.

Interest rate swap agreements outstanding at January 31, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements:
BRL	8,400	01/02/17	8.210%	Brazilian interbank overnight lending rate(1)	$(329,179)	$(12,445)	$(316,734)	JPMorgan Chase
BRL	1,000	01/02/17	8.585%	Brazilian interbank overnight lending rate(1)	(35,097)	—	(35,097)	Barclays Bank PLC
BRL	800	01/02/17	8.180%	Brazilian interbank overnight lending rate(1)	(31,662)	(1,051)	(30,611)	Barclays Bank PLC

					$(395,938)	$(13,496)	$(382,442)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at January 31, 2014	Value at Trade Date	Unrealized Appreciation (Depreciation)(2)
Exchange-traded swap agreements:
	3,200	12/18/20	2.500%	3 month LIBOR(1)	$74,332	$32,960	$41,372
	5,000	06/19/43	2.750%	3 month LIBOR(1)	803,925	471,300	332,625
	3,600	12/18/43	3.500%	3 month LIBOR(1)	55,212	115,560	(60,348)
AUD	17,600	06/18/19	4.000%	6 month Australian Bank Bill rate(1)	140,861	(28,275)	169,136
EUR	5,700	08/08/23	2.923%	6 month Euribor(1)	(69,751)	—	(69,751)
JPY	280,000	09/18/23	1.000%	6 month LIBOR(1)	(63,875)	(33,165)	(30,710)

					$940,704	$558,380	$382,324

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2014.
#	Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Implied Credit Spread at January 31, 2014(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection (1):
BP Capital Markets	06/20/15	5.000%		700	0.124%	$51,787	$5,851	$45,936	Goldman Sachs
BP Capital Markets	06/20/15	5.000%		800	0.124%	59,185	3,309	55,876	Credit Suisse First Boston Corp.
Citigroup, Inc.	09/20/14	1.000%		2,700	0.254%	16,341	(9,977)	26,318	Credit Suisse First Boston Corp.
Japan Gov’t. Series 55	03/20/16	1.000%		600	0.215%	10,672	1,867	8,805	Goldman Sachs
Lloyds TSB Bank	09/20/17	3.000%	EUR	1,200	0.581%	147,459	7,235	140,224	Morgan Stanley & Co.
Lloyds TSB Bank	09/20/17	3.000%	EUR	400	0.581%	49,153	2,869	46,284	Deutsche Bank
Republic of Italy	06/20/17	1.000%	EUR	300	1.189%	(2,459)	(38,320)	35,861	Bank of America, N.A.
Shell International	09/20/15	1.000%		200	0.105%	3,178	1,748	1,430	Credit Suisse First Boston Corp.

						$335,316	$(25,418)	$360,734

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current Schedule of Investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps—Buy Protection (2):
Credit Agricole SA	12/20/16	1.000%	EUR	300	$(4,577)	$17,675	$(22,252)	Goldman Sachs
Credit Agricole SA	12/20/16	1.000%	EUR	500	(7,628)	28,825	(36,453)	Citigroup
Dow Jones iTraxx 15	06/20/16	1.000%	EUR	2,100	(39,917)	209,916	(249,833)	Morgan Stanley & Co.

					$(52,122)	$256,416	$(308,538)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Value at January 31, 2014	Value at Trade Date	Unrealized Depreciation(5)
Exchange-traded credit default swaps—Buy Protection (2):
Dow Jones IG.21 5Y	12/20/18	1.000%		2,000	29,116	34,096	(4,980)
Dow Jones iTraxx 17	06/20/17	5.000%	EUR	2,548	$(352,366)	$(203,164)	$(149,202)
Dow Jones iTraxx 18	12/20/17	5.000%	EUR	4,988	(693,909)	(231,308)	(462,601)

					$(1,017,159)	$(400,376)	$(616,783)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2014.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligation	$—	$81,730	$—
Collateralized Loan Obligations	—	1,530,136	—
Non-Residential Mortgage-Backed Security	—	1,376,170	—
Residential Mortgage-Backed Securities	—	2,309,108	—
Certificate of Deposit	—	1,600,022	—
Commercial Mortgage-Backed Securities	—	3,274,001	—
Corporate Bonds	—	39,786,047	511,782
Foreign Government Bonds	—	3,551,159	—
Municipal Bonds	—	6,056,934	—
Residential Mortgage-Backed Securities	—	12,180,365	726,922
U.S. Government Agency Obligations	—	5,282,508	—
U.S. Treasury Obligations	—	51,651,540	—
Affiliated Money Market Mutual Fund	215,481	—	—
Foreign Treasury Obligations	—	984,895	—
Option Purchased	—	4,600	—
Options Written	—	(61,460)	—
Security Sold Short - U.S. Government Agency Obligation	—	(2,145,625)	—
Other Financial Instruments*
Futures	(150,958)	—	—
Forward foreign currency exchange contracts	—	212,272	—
Interest rate swap agreements	—	(117)	—
Credit default swap agreements	—	564,588	—

Total	$64,523	$128,238,873	$1,238,704

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Residential Mortgage- Backed Securities
Balance as of 10/31/13	$527,331	$1,881,072
Accrued discounts/premiums	(25,226)	(33,321)
Realized gain (loss)	—	2,576
Change in unrealized appreciation (depreciation)**	9,677	2,531
Purchases	—	—
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	(1,125,936)

Balance as of 01/31/14	$511,782	$726,922

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $12,208 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there was one Residential Mortgage-Backed security transferred out of Level 3 as a result of being priced by a vendor.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

Mortgage Backed Securities Portfolio

Schedule of Investments

as of January 31, 2014 (Unaudited)

Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS — 110.0%
ASSET-BACKED SECURITIES — 3.3%
Non-Residential Mortgage-Backed Securities
200	American Credit Acceptance Receivables Trust, Series 2012-3, Class B, 144A 2.28%, 09/17/18	$201,129
350	AmeriCredit Automobile Receivables Trust, Series 2012-2, Class D 3.38%, 04/09/18	364,085
92	Carfinance Capital Auto Trust, Series 2013-1A, Class A, 144A 1.65%, 07/17/17	92,057
403	CPS Auto Receivables Trust, Series 2013-A, Class A, 144A 1.31%, 06/15/20	397,181
130	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T1, Class B3, 144A 2.734%, 01/15/48	128,583
110	Huntington Auto Trust, Series 2012-2, Class B 1.07%, 02/15/18	109,315
90	World Omni Auto Receivables Trust, Series 2012-B, Class B 1.06%, 09/16/19	89,703

	TOTAL ASSET-BACKED SECURITIES (cost $1,385,286)	1,382,053

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
244	FREMF Mortgage Trust, Series 2012-K501, Class C, 144A 3.49%(c), 11/25/46	242,587
300	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5 5.724%(c), 05/15/43	327,412

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $585,851)	569,999

MUNICIPAL BOND — 0.4%
New York
180	Utility Debt Securitization Authority, Series T, Revenue Bonds 3.435%, 12/15/25 (cost $179,989)	182,149

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 13.4%
404	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21 3.88%(c), 09/25/35	381,183
128	Bear Stearns ARM Trust, Series 2003-7, Class 6A 2.523%(c), 10/25/33	129,579
155	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A1 2.56%(c), 03/25/36	133,557
197	Connecticut Avenue Securities, Series 2013-C01, Class M1 2.158%(c), 10/25/23	199,067
99	Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A7 5.50%, 01/25/36	92,197
	Series 2005-85CB, Class 2A2

282	5.50%, 02/25/36	258,593
203	Series 2005-J11, Class 1A3 5.50%, 11/25/35	182,064
129	Series 2007-HY5R, Class 2A1A 4.695%(c), 03/25/47	125,657
46	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-14, Class A3 6.25%, 09/25/36	43,809
46	Series 2006-J2, Class 1A6 6.00%, 04/25/36	44,193
7	Federal Home Loan Mortgage Corp., Series 74, Class F 6.00%, 10/15/20	7,528
1	Series 83, Class Z 9.00%, 10/15/20	1,165
9	Series 186, Class E 6.00%, 08/15/21	9,465
3	Series 1058, Class H 8.00%, 04/15/21	3,110
2	Series 1116, Class I 5.50%, 08/15/21	2,561
15	Series 1120, Class L 8.00%, 07/15/21	17,410
240	Series 2809, Class UC 4.00%, 06/15/19	253,339
398	Series 2995, Class ST, IO 6.59%(c), 05/15/29	80,086
911	Series 3279, Class SD, IO 6.27%(c), 02/15/37	132,558
886	Series 3309, Class SC, IO 6.29%(c), 04/15/37	128,711
285	Series 3787, Class AY 3.50%, 01/15/26	294,643
330	Series 3840, Class HB 3.50%, 04/15/26	337,124
120	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-42, Class A5 7.50%, 02/25/42	141,264
4	Federal National Mortgage Assoc., Series 1988-19, Class J 8.50%, 07/25/18	4,314
2	Series 1990-10, Class L 8.50%, 02/25/20	2,463
4	Series 1990-108, Class G 7.00%, 09/25/20	4,765
5	Series 1991-21, Class J 7.00%, 03/25/21	5,314
9	Series 1992-113, Class Z 7.50%, 07/25/22	10,081
115	Series 1993-223, Class ZA 6.50%, 12/25/23	128,801
50	Series 2001-51, Class QN 6.00%, 10/25/16	52,585
56	Series 2003-33, Class PT 4.50%, 05/25/33	61,123
608	Series 2007-22, Class SD, IO 6.242%(c), 03/25/37	87,476
285	Series 2011-67, Class BE 3.50%, 07/25/26	289,812
7	Series G14, Class L 8.50%, 06/25/21	7,866
6	Series G92-24, Class Z 6.50%, 04/25/22	7,155
35	Series G92-59, Class D 6.00%, 10/25/22	40,091
111	Series G94-4, Class PG 8.00%, 05/25/24	125,708

4	Federal National Mortgage Assoc., Interest Strip, Series 56, Class 1 6.00%, 04/01/19	4,379
7	First Boston Mortgage Securities Corp., Strip Coupon, Series B, Class I-O, IO 8.985%, 04/25/17	662
7	Series B, Class P-O, PO 1.00%(s), 04/25/17	7,165
40	Government National Mortgage Assoc. Series 2006-35, Class LO, PO 5.40%(s), 07/20/36	34,701
570	Series 2006-38, Class XS, IO 7.091%(c), 09/16/35	113,101
61	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A 2.749%(c), 04/25/35	58,887
170	Series 2007-AR2, Class 1A1 2.854%(c), 05/25/47	141,765
100	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3 5.50%, 06/25/37	98,074
115	Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22 6.00%, 08/25/37	104,747
382	Residential Asset Securitization Trust, Series 2004-A3, Class A7 5.25%, 06/25/34	394,847
191	Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 144A 1.57%(c), 12/25/59	190,546
175	Series 2012-3A, Class M1, 144A 2.66%(c), 12/25/59	173,164
365	Series 2013-1A, Class M1, 144A 2.31%(c), 06/25/58	353,607
100	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class A5 2.207%(c), 03/25/33	101,001
115	Wells Fargo Mortgage- Backed Securities Trust, Series 2006-AR10, Class 5A 2.614%(c), 07/25/36	111,305

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,352,586)	5,714,368

U.S. GOVERNMENT AGENCY OBLIGATIONS —91.4%
1,300	Federal Home Loan Mortgage Corp. 3.00%, TBA	1,261,000
2,900	4.00%, TBA	3,029,594
500	4.50%, TBA	533,437
676	5.00%, 10/01/35	736,190
66	5.50%, 06/01/34	72,873
498	6.00%, 01/01/15-02/01/21	536,659
33	6.50%, 01/01/18-06/01/22	36,819
14	7.50%, 06/01/28	16,049
1	8.50%, 04/01/18	611
8	11.50%, 03/01/16	8,020
1,500	Federal National Mortgage Assoc. 2.50%, TBA	1,504,687
1,400	3.00%, TBA	1,444,844
4,900	3.00%, TBA	4,763,719
1,200	3.50%, TBA	1,264,875
4,500	3.50%, TBA	4,565,390
700	4.00%, TBA	746,047
1,000	4.00%, TBA	1,047,500
563	4.50%, 05/01/35	608,548
3,000	4.50%, TBA	3,218,437
440	5.00%, 11/01/18-12/01/34	475,844

40	5.00%, 07/01/33(k)	44,077
700	5.00%, TBA	762,863
500	5.00%, TBA	546,309
214	5.50%, 09/01/34-07/01/35	237,036
200	5.50%, TBA	220,219
159	6.00%, 03/01/23-12/01/39	176,166
87	6.50%, 05/01/14-08/01/17	89,619
7	8.00%, 12/01/22	8,273
400	Government National Mortgage Assoc. 3.50%, TBA	411,438
2,100	3.50%, TBA	2,163,000
283	4.00%, 04/15/43	300,525
1,400	4.00%, TBA	1,484,273
1,095	4.50%, 06/15/41-09/20/41	1,190,232
200	4.50%, TBA	216,969
600	4.50%, TBA	651,188
109	5.00%, 06/15/40	120,962
1,100	5.00%, TBA	1,206,734
802	5.50%, 11/15/38(k)	885,966
12	5.50%, 12/15/38-04/15/39	14,048
563	6.00%, 07/15/24-12/15/40	625,495
704	6.50%, 06/15/23-12/15/35	791,557
596	7.00%, 11/15/31-11/15/33	697,559
9	7.50%, 12/20/23	10,302
132	8.00%, 03/15/17-11/15/30	140,522
14	8.25%, 06/20/17-07/20/17	13,982
24	8.50%, 04/20/17	23,607
21	9.00%, 01/15/20	23,740
—(r)	9.50%, 06/15/20	379

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $38,076,948)	38,928,183

U.S. TREASURY OBLIGATIONS — 0.2%
100	U.S. Treasury Notes 1.75%, 05/15/23 (cost $92,264)	92,781

	TOTAL LONG-TERM INVESTMENTS (cost $45,672,924)	46,869,533

Shares
SHORT-TERM INVESTMENT — 61.9%
AFFILIATED MONEY MARKET MUTUAL FUND
26,396,568	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $26,396,568)(w)	26,396,568

	TOTAL INVESTMENTS — 171.9% (cost $72,069,492)(p)	73,266,101
	LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (71.9)%	(30,649,071)

	NET ASSETS —100%	$ 42,617,030

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FREMF	Freddie Mac Mortgage Trust
IO	Interest Only
PO	Principal Only
TBA	To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$72,081,719

Appreciation	1,363,330
Depreciation	(178,948)

Net Unrealized Appreciation	$1,184,382

The book basis may differ from tax basis due to certain tax related adjustments.

(r)	Less than $1,000 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at January 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
21	5 Year U.S. Treasury Notes	Mar. 2014	$2,523,974	$2,533,125	$9,151
1	20 Year U.S. Treasury Bonds	Mar. 2014	128,894	133,594	4,700

					13,851

	Short Positions:
7	2 Year U.S. Treasury Notes	Mar. 2014	1,538,668	1,541,422	(2,754)
30	10 Year U.S. Treasury Notes	Mar. 2014	3,753,650	3,772,500	(18,850)

					(21,604)

					$(7,753)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$1,382,053	$—
Commercial Mortgage-Backed Securities	—	569,999	—
Municipal Bond	—	182,149	—
Residential Mortgage-Backed Securities	—	5,714,368	—
U.S. Government Agency Obligations	—	38,928,183	—
U.S. Treasury Obligations		92,781
Affiliated Money Market Mutual Fund	26,396,568	—	—
Other Financial Instruments*
Futures	(7,753)	—	—

Total	$26,388,815	$46,869,533	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Portfolios invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 21, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2014

*	Print the name and title of each signing officer under his or her signature.